                                                                               .
                                                                               .
                                                                               .

                                TABLE OF CONTENTS




Message from New York Life Insurance and Annuity Corporation............      3

Performance Summaries...................................................      4

NYLIAC Variable Annuity Separate Account-I (Non-Qualified Policies)
Statement of Assets and Liabilities.....................................      8
Statement of Operations.................................................     14
Statement of Changes in Net Assets......................................     20

NYLIAC Variable Annuity Separate Account-II (Tax Qualified Policies)
Statement of Assets and Liabilities.....................................     28
Statement of Operations.................................................     34
Statement of Changes in Net Assets......................................     40

NYLIAC Variable Annuity Separate Accounts-I & II
Notes to Financial Statements...........................................     48
Report of Independent Registered Public Accounting Firm.................     76

The Annual Reports listed below follow:
MainStay VP Series Fund, Inc.
  Balanced Portfolio - Service Class
  Bond Portfolio - Initial Class
  Capital Appreciation Portfolio - Initial Class
  Cash Management Portfolio
  Common Stock Portfolio - Initial Class
  Conservative Allocation Portfolio - Service Class
  Convertible Portfolio - Initial Class
  Developing Growth Portfolio - Initial Class
  Floating Rate Portfolio - Service Class
  Government Portfolio - Initial Class
  Growth Allocation Portfolio - Service Class
  High Yield Corporate Bond Portfolio - Initial Class
  ICAP Select Equity Portfolio - Initial Class
  International Equity Portfolio - Initial Class
  Large Cap Growth Portfolio - Initial Class
  Mid Cap Core Portfolio - Initial Class
  Mid Cap Growth Portfolio - Initial Class
  Mid Cap Value Portfolio - Initial Class
  Moderate Allocation Portfolio - Service Class
  Moderate Growth Allocation Portfolio - Service Class
  S&P 500 Index Portfolio - Initial Class
  Small Cap Growth Portfolio - Initial Class
  Total Return Portfolio - Initial Class
  Value Portfolio - Initial Class
Alger American Small Capitalization - Class O Shares (closed to new investors)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Initial Shares
Fidelity(R) VIP Contrafund(R) - Initial Class
Fidelity(R) VIP Equity-Income - Initial Class
Fidelity(R) VIP Mid Cap - Service Class 2
Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
MFS(R) Investors Trust Series - Initial Class
MFS(R) Research Series - Initial Class
MFS(R) Utilities Series - Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class S
Royce Micro-Cap Portfolio - Investment Class
Royce Small-Cap Portfolio - Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I
Victory VIF Diversified Stock - Class A Shares


PLEASE SEE THE INDIVIDUAL FUND ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the December 31, 2007 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2008

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY
SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

                                                                           INVESTMENT
NON-QUALIFIED POLICIES                                        PORTFOLIO     DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I       INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(2)
Alger American Small Capitalization--Class O Shares(4)          9/21/88      10/1/96
CVS Calvert Social Balanced Portfolio                            9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                    8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                     1/3/95      10/1/96
Fidelity(R) VIP Equity-Income--Initial Class                    10/9/86      10/1/96
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares               9/13/93      10/1/96
Janus Aspen Series Worldwide Growth--Institutional Shares       9/13/93      10/1/96
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Initial Class                                 1/23/84     12/15/93
MainStay VP Capital Appreciation--Initial Class                 1/29/93      1/29/93
MainStay VP Cash Management--Current 7-day yield is 2.94%(5)    1/29/93      1/29/93
MainStay VP Common Stock--Initial Class                         1/23/84     12/15/93
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Initial Class                          10/1/96      10/1/96
MainStay VP Developing Growth--Initial Class                     5/1/98       6/1/98
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Initial Class                           1/29/93      1/29/93
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class             5/1/95       5/1/95
MainStay VP ICAP Select Equity--Initial Class(6)                 5/1/98       6/1/98
MainStay VP International Equity--Initial Class                  5/1/95       5/1/95
MainStay VP Large Cap Growth--Initial Class                      5/1/98       6/1/98
MainStay VP Mid Cap Core--Initial Class                          7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                        7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                         7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(7)--Initial Class                     1/29/93      1/29/93
MainStay VP Small Cap Growth--Initial Class                      7/2/01       7/6/01
MainStay VP Total Return--Initial Class                         1/29/93      1/29/93
MainStay VP Value--Initial Class                                 5/1/95       5/1/95
MFS(R) Investors Trust Series--Initial Class                    10/9/95       6/1/98
MFS(R) Research Series--Initial Class                           7/26/95       6/1/98
MFS(R) Utilities Series--Service Class                           5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       5/1/04
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                           3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                    9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity--Class I                 10/1/96      10/1/96
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                                             ASSUMING NO SURRENDER(%)(1)

                                                                                                              SINCE
NON-QUALIFIED POLICIES                                                                                     INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I          1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)    YEAR(2)    YEAR(2)    YEAR(2)    INCEPTION(3)
Alger American Small Capitalization--Class O Shares(4)         15.72      16.51      20.66       4.16          4.16
CVS Calvert Social Balanced Portfolio                           1.42       4.33       7.41       3.31          6.08
Columbia Small Cap Value Fund, Variable Series--Class B        (3.84)      5.66      14.42        N/A          7.34
Dreyfus IP Technology Growth--Initial Shares                   13.24       6.10      12.03        N/A          0.92
Fidelity(R) VIP Contrafund(R)--Initial Class                   16.07      13.90      16.39       9.16         10.64
Fidelity(R) VIP Equity-Income--Initial Class                    0.21       7.51      11.97       5.30          7.43
Fidelity(R) VIP Mid Cap--Service Class 2                       13.84      13.74      19.83        N/A         18.02
Janus Aspen Series Balanced--Institutional Shares               9.10       8.31       8.91       7.86          8.91
Janus Aspen Series Worldwide Growth--Institutional Shares       8.20       9.68      10.80       4.93          6.46
MainStay VP Balanced--Service Class                             1.22        N/A        N/A        N/A          5.54
MainStay VP Bond--Initial Class                                 5.13       3.05       3.02       4.38          4.51
MainStay VP Capital Appreciation--Initial Class                10.94       6.97       9.54       1.96          6.65
MainStay VP Cash Management--Current 7-day yield is 2.94%(5)    3.48       2.78       1.44       2.17          2.49
MainStay VP Common Stock--Initial Class                         3.78       8.25      11.61       4.95          8.80
MainStay VP Conservative Allocation--Service Class              5.83        N/A        N/A        N/A          6.38
MainStay VP Convertible--Initial Class                         13.38       9.15      10.44       6.93          7.69
MainStay VP Developing Growth--Initial Class                   34.33      18.21      18.73        N/A          4.92
MainStay VP Floating Rate--Service Class                        0.98        N/A        N/A        N/A          2.39
MainStay VP Government--Initial Class                           5.31       3.01       2.31       3.99          4.32
MainStay VP Growth Allocation--Service Class                    8.71        N/A        N/A        N/A          9.86
MainStay VP High Yield Corporate Bond--Initial Class            0.99       4.31      11.19       6.40          7.89
MainStay VP ICAP Select Equity--Initial Class(6)                5.47       8.94      12.41        N/A          4.25
MainStay VP International Equity--Initial Class                 3.58      12.70      16.30       7.78          7.57
MainStay VP Large Cap Growth--Initial Class                    19.77       9.31       9.74        N/A          5.02
MainStay VP Mid Cap Core--Initial Class                         3.66      10.40      16.77        N/A          9.25
MainStay VP Mid Cap Growth--Initial Class                      14.28      12.52      19.76        N/A          8.21
MainStay VP Mid Cap Value--Initial Class                       (2.43)      4.65      11.10        N/A          5.55
MainStay VP Moderate Allocation--Service Class                  7.05        N/A        N/A        N/A          7.65
MainStay VP Moderate Growth Allocation--Service Class           7.71        N/A        N/A        N/A          8.87
MainStay VP S&P 500 Index(7)--Initial Class                     3.87       6.97      11.06       4.29          8.70
MainStay VP Small Cap Growth--Initial Class                    (4.45)      0.99       9.24        N/A          1.03
MainStay VP Total Return--Initial Class                         6.12       6.44       8.38       4.04          6.63
MainStay VP Value--Initial Class                                0.87       7.47      11.38       4.13          7.65
MFS(R) Investors Trust Series--Initial Class                    8.87       8.76      11.26       3.30          1.89
MFS(R) Research Series--Initial Class                          11.73       9.04      12.79       3.77          2.93
MFS(R) Utilities Series--Service Class                         25.90      23.26      26.29        N/A         27.02
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         20.61      15.13        N/A        N/A         17.34
Royce Micro-Cap Portfolio--Investment Class                     2.63      10.56      17.46      14.11         15.66
Royce Small-Cap Portfolio--Investment Class                    (3.41)      6.05      15.43      12.14          6.14
T. Rowe Price Equity Income Portfolio                           1.92       7.08      11.53       6.25          5.79
Van Eck Worldwide Hard Assets                                  43.47      38.20      35.84      13.39         15.48
Van Kampen UIF Emerging Markets Equity--Class I                38.64      35.35      34.81      12.35         10.75
Victory VIF Diversified Stock--Class A Shares                   8.52       9.34      13.36        N/A         10.04

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
NON-QUALIFIED POLICIES                                                                                     INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I          1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)    YEAR(2)    YEAR(2)    YEAR(2)    INCEPTION(3)
Alger American Small Capitalization--Class O Shares(4)           8.43     14.39      19.84       4.16          4.16
CVS Calvert Social Balanced Portfolio                           (4.97)     2.09       6.42       3.31          6.08
Columbia Small Cap Value Fund, Variable Series--Class B         (9.90)     3.39      13.41        N/A          5.44
Dreyfus IP Technology Growth--Initial Shares                     6.10      3.83      11.01        N/A          0.49
Fidelity(R) VIP Contrafund(R)--Initial Class                     8.75     11.67      15.44       9.16         10.64
Fidelity(R) VIP Equity-Income--Initial Class                    (6.10)     5.20      10.94       5.30          7.43
Fidelity(R) VIP Mid Cap--Service Class 2                         6.67     11.51      18.99        N/A         16.85
Janus Aspen Series Balanced--Institutional Shares                2.23      5.99       7.91       7.86          8.91
Janus Aspen Series Worldwide Growth--Institutional Shares        1.39      7.33       9.79       4.93          6.46
MainStay VP Balanced--Service Class                             (5.16)      N/A        N/A        N/A          3.00
MainStay VP Bond--Initial Class                                 (1.49)     0.84       2.07       4.38          4.51
MainStay VP Capital Appreciation--Initial Class                  3.95      4.67       8.54       1.96          6.65
MainStay VP Cash Management--Current 7-day yield is 2.94%(5)    (3.04)     0.58       0.51       2.17          2.49
MainStay VP Common Stock--Initial Class                         (2.76)     5.93      10.59       4.95          8.80
MainStay VP Conservative Allocation--Service Class              (0.83)      N/A        N/A        N/A          2.72
MainStay VP Convertible--Initial Class                           6.23      6.81       9.43       6.93          7.69
MainStay VP Developing Growth--Initial Class                    25.87     16.15      17.87        N/A          4.92
MainStay VP Floating Rate--Service Class                        (5.38)      N/A        N/A        N/A         (0.09)
MainStay VP Government--Initial Class                           (1.33)     0.80       1.38       3.99          4.32
MainStay VP Growth Allocation--Service Class                     1.86       N/A        N/A        N/A          6.01
MainStay VP High Yield Corporate Bond--Initial Class            (5.37)     2.07      10.18       6.40          7.89
MainStay VP ICAP Select Equity--Initial Class(6)                (1.17)     6.60      11.38        N/A          4.25
MainStay VP International Equity--Initial Class                 (2.95)    10.42      15.35       7.78          7.57
MainStay VP Large Cap Growth--Initial Class                     12.23      6.96       8.73        N/A          5.02
MainStay VP Mid Cap Core--Initial Class                         (2.87)     8.03      15.84        N/A          8.79
MainStay VP Mid Cap Growth--Initial Class                        7.08     10.23      18.93        N/A          7.75
MainStay VP Mid Cap Value--Initial Class                        (8.57)     2.41      10.08        N/A          5.10
MainStay VP Moderate Allocation--Service Class                   0.31       N/A        N/A        N/A          3.97
MainStay VP Moderate Growth Allocation--Service Class            0.93       N/A        N/A        N/A          5.15
MainStay VP S&P 500 Index(7)--Initial Class                     (2.68)     4.68      10.04       4.29          8.70
MainStay VP Small Cap Growth--Initial Class                    (10.47)    (1.17)      8.24        N/A          0.60
MainStay VP Total Return--Initial Class                         (0.56)     4.15       7.39       4.04          6.63
MainStay VP Value--Initial Class                                (5.48)     5.16      10.36       4.13          7.65
MFS(R) Investors Trust Series--Initial Class                     2.01      6.42      10.24       3.30          1.89
MFS(R) Research Series--Initial Class                            4.69      6.71      11.75       3.77          2.93
MFS(R) Utilities Series--Service Class                          17.97     21.37      25.61        N/A         25.72
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          13.01     12.95        N/A        N/A         15.79
Royce Micro-Cap Portfolio--Investment Class                     (3.84)     8.19      16.55      14.11         13.10
Royce Small-Cap Portfolio--Investment Class                     (9.49)     3.78      14.45      12.14          3.50
T. Rowe Price Equity Income Portfolio                           (4.50)     4.78      10.50       6.25          5.79
Van Eck Worldwide Hard Assets                                   34.97     36.70      35.34      13.39         15.48
Van Kampen UIF Emerging Markets Equity--Class I                 30.14     33.79      34.29      12.35         10.75
Victory VIF Diversified Stock--Class A Shares                    1.69      7.00      12.32        N/A          8.35

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.30%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $10,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $10,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY
SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007


                                                                           INVESTMENT
TAX-QUALIFIED POLICIES                                        PORTFOLIO     DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II      INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(2)
Alger American Small Capitalization--Class O Shares(4)          9/21/88      10/1/96
CVS Calvert Social Balanced Portfolio                            9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                    8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                     1/3/95      10/1/96
Fidelity(R) VIP Equity-Income--Initial Class                    10/9/86      10/1/96
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares               9/13/93      10/1/96
Janus Aspen Series Worldwide Growth--Institutional Shares       9/13/93      10/1/96
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Initial Class                                 1/23/84     12/15/93
MainStay VP Capital Appreciation--Initial Class                 1/29/93      1/29/93
MainStay VP Cash Management--Current 7-day yield is 2.94%(5)    1/29/93      1/29/93
MainStay VP Common Stock--Initial Class                         1/23/84     12/15/93
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Initial Class                          10/1/96      10/1/96
MainStay VP Developing Growth--Initial Class                     5/1/98       6/1/98
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Initial Class                           1/29/93      1/29/93
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class             5/1/95       5/1/95
MainStay VP ICAP Select Equity--Initial Class(6)                 5/1/98       6/1/98
MainStay VP International Equity--Initial Class                  5/1/95       5/1/95
MainStay VP Large Cap Growth--Initial Class                      5/1/98       6/1/98
MainStay VP Mid Cap Core--Initial Class                          7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                        7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                         7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(7)--Initial Class                     1/29/93      1/29/93
MainStay VP Small Cap Growth--Initial Class                      7/2/01       7/6/01
MainStay VP Total Return--Initial Class                         1/29/93      1/29/93
MainStay VP Value--Initial Class                                 5/1/95       5/1/95
MFS(R) Investors Trust Series--Initial Class                    10/9/95       6/1/98
MFS(R) Research Series--Initial Class                           7/26/95       6/1/98
MFS(R) Utilities Series--Service Class                           5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       5/1/04
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                           3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                    9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity--Class I                 10/1/96      10/1/96
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.


                                                                             ASSUMING NO SURRENDER(%)(1)

                                                                                                              SINCE
TAX-QUALIFIED POLICIES                                                                                     INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II         1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)    YEAR(2)    YEAR(2)    YEAR(2)    INCEPTION(3)
Alger American Small Capitalization--Class O Shares(4)         15.72      16.51      20.66       4.16          4.17
CVS Calvert Social Balanced Portfolio                           1.42       4.33       7.41       3.31          6.09
Columbia Small Cap Value Fund, Variable Series--Class B        (3.84)      5.66      14.42        N/A          7.34
Dreyfus IP Technology Growth--Initial Shares                   13.24       6.10      12.03        N/A          0.45
Fidelity(R) VIP Contrafund(R)--Initial Class                   16.07      13.90      16.39       9.16         10.47
Fidelity(R) VIP Equity-Income--Initial Class                    0.21       7.51      11.97       5.30          7.36
Fidelity(R) VIP Mid Cap--Service Class 2                       13.84      13.74      19.83        N/A         18.45
Janus Aspen Series Balanced--Institutional Shares               9.10       8.31       8.91       7.86          8.93
Janus Aspen Series Worldwide Growth--Institutional Shares       8.20       9.68      10.80       4.93          6.47
MainStay VP Balanced--Service Class                             1.22        N/A        N/A        N/A          5.55
MainStay VP Bond--Initial Class                                 5.13       3.05       3.02       4.38          4.51
MainStay VP Capital Appreciation--Initial Class                10.94       6.97       9.54       1.96          6.65
MainStay VP Cash Management--Current 7-day yield is 2.94%(5)    3.48       2.78       1.44       2.17          2.49
MainStay VP Common Stock--Initial Class                         3.78       8.25      11.61       4.95          8.79
MainStay VP Conservative Allocation--Service Class              5.83        N/A        N/A        N/A          6.24
MainStay VP Convertible--Initial Class                         13.38       9.15      10.44       6.93          7.67
MainStay VP Developing Growth--Initial Class                   34.33      18.21      18.73        N/A          4.95
MainStay VP Floating Rate--Service Class                        0.98        N/A        N/A        N/A          2.39
MainStay VP Government--Initial Class                           5.31       3.01       2.31       3.99          4.32
MainStay VP Growth Allocation--Service Class                    8.71        N/A        N/A        N/A         10.06
MainStay VP High Yield Corporate Bond--Initial Class            0.99       4.31      11.19       6.40          7.88
MainStay VP ICAP Select Equity--Initial Class(6)                5.47       8.94      12.41        N/A          4.40
MainStay VP International Equity--Initial Class                 3.58      12.70      16.30       7.78          7.59
MainStay VP Large Cap Growth--Initial Class                    19.77       9.31       9.74        N/A          5.12
MainStay VP Mid Cap Core--Initial Class                         3.66      10.40      16.77        N/A          9.36
MainStay VP Mid Cap Growth--Initial Class                      14.28      12.52      19.76        N/A          8.62
MainStay VP Mid Cap Value--Initial Class                       (2.43)      4.65      11.10        N/A          5.33
MainStay VP Moderate Allocation--Service Class                  7.05        N/A        N/A        N/A          8.02
MainStay VP Moderate Growth Allocation--Service Class           7.71        N/A        N/A        N/A          9.66
MainStay VP S&P 500 Index(7)--Initial Class                     3.87       6.97      11.06       4.29          8.70
MainStay VP Small Cap Growth--Initial Class                    (4.45)      0.99       9.24        N/A          1.29
MainStay VP Total Return--Initial Class                         6.12       6.44       8.38       4.04          6.63
MainStay VP Value--Initial Class                                0.87       7.47      11.38       4.13          7.68
MFS(R) Investors Trust Series--Initial Class                    8.87       8.76      11.26       3.30          2.17
MFS(R) Research Series--Initial Class                          11.73       9.04      12.79       3.77          2.78
MFS(R) Utilities Series--Service Class                         25.90      23.26      26.29        N/A         27.42
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         20.61      15.13        N/A        N/A         16.22
Royce Micro-Cap Portfolio--Investment Class                     2.63      10.56      17.46      14.11         16.11
Royce Small-Cap Portfolio--Investment Class                    (3.41)      6.05      15.43      12.14          8.45
T. Rowe Price Equity Income Portfolio                           1.92       7.08      11.53       6.25          5.88
Van Eck Worldwide Hard Assets                                  43.47      38.20      35.84      13.39         15.66
Van Kampen UIF Emerging Markets Equity--Class I                38.64      35.35      34.81      12.35         10.86
Victory VIF Diversified Stock--Class A Shares                   8.52       9.34      13.36        N/A         10.71

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
TAX-QUALIFIED POLICIES                                                                                     INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II         1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)    YEAR(2)    YEAR(2)    YEAR(2)    INCEPTION(3)
Alger American Small Capitalization--Class O Shares(4)           8.43     14.39      19.84       4.16          4.17
CVS Calvert Social Balanced Portfolio                           (4.97)     2.09       6.42       3.31          6.09
Columbia Small Cap Value Fund, Variable Series--Class B         (9.90)     3.39      13.41        N/A          5.44
Dreyfus IP Technology Growth--Initial Shares                     6.10      3.83      11.01        N/A          0.02
Fidelity(R) VIP Contrafund(R)--Initial Class                     8.75     11.67      15.44       9.16         10.47
Fidelity(R) VIP Equity-Income--Initial Class                    (6.10)     5.20      10.94       5.30          7.36
Fidelity(R) VIP Mid Cap--Service Class 2                         6.67     11.51      18.99        N/A         17.30
Janus Aspen Series Balanced--Institutional Shares                2.23      5.99       7.91       7.86          8.93
Janus Aspen Series Worldwide Growth--Institutional Shares        1.39      7.33       9.79       4.93          6.47
MainStay VP Balanced--Service Class                             (5.16)      N/A        N/A        N/A          3.01
MainStay VP Bond--Initial Class                                 (1.49)     0.84       2.07       4.38          4.51
MainStay VP Capital Appreciation--Initial Class                  3.95      4.67       8.54       1.96          6.65
MainStay VP Cash Management--Current 7-day yield is 2.94%(5)    (3.04)     0.58       0.51       2.17          2.49
MainStay VP Common Stock--Initial Class                         (2.76)     5.93      10.59       4.95          8.79
MainStay VP Conservative Allocation--Service Class              (0.83)      N/A        N/A        N/A          2.58
MainStay VP Convertible--Initial Class                           6.23      6.81       9.43       6.93          7.67
MainStay VP Developing Growth--Initial Class                    25.87     16.15      17.87        N/A          4.95
MainStay VP Floating Rate--Service Class                        (5.38)      N/A        N/A        N/A         (0.09)
MainStay VP Government--Initial Class                           (1.33)     0.80       1.38       3.99          4.32
MainStay VP Growth Allocation--Service Class                     1.86       N/A        N/A        N/A          6.31
MainStay VP High Yield Corporate Bond--Initial Class            (5.37)     2.07      10.18       6.40          7.88
MainStay VP ICAP Select Equity--Initial Class(6)                (1.17)     6.60      11.38        N/A          4.40
MainStay VP International Equity--Initial Class                 (2.95)    10.42      15.35       7.78          7.59
MainStay VP Large Cap Growth--Initial Class                     12.23      6.96       8.73        N/A          5.12
MainStay VP Mid Cap Core--Initial Class                         (2.87)     8.03      15.84        N/A          8.90
MainStay VP Mid Cap Growth--Initial Class                        7.08     10.23      18.93        N/A          8.16
MainStay VP Mid Cap Value--Initial Class                        (8.57)     2.41      10.08        N/A          4.88
MainStay VP Moderate Allocation--Service Class                   0.31       N/A        N/A        N/A          4.34
MainStay VP Moderate Growth Allocation--Service Class            0.93       N/A        N/A        N/A          5.93
MainStay VP S&P 500 Index(7)--Initial Class                     (2.68)     4.68      10.04       4.29          8.70
MainStay VP Small Cap Growth--Initial Class                    (10.47)    (1.17)      8.24        N/A          0.86
MainStay VP Total Return--Initial Class                         (0.56)     4.15       7.39       4.04          6.63
MainStay VP Value--Initial Class                                (5.48)     5.16      10.36       4.13          7.68
MFS(R) Investors Trust Series--Initial Class                     2.01      6.42      10.24       3.30          2.17
MFS(R) Research Series--Initial Class                            4.69      6.71      11.75       3.77          2.78
MFS(R) Utilities Series--Service Class                          17.97     21.37      25.61        N/A         26.17
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          13.01     12.95        N/A        N/A         14.57
Royce Micro-Cap Portfolio--Investment Class                     (3.84)     8.19      16.55      14.11         13.50
Royce Small-Cap Portfolio--Investment Class                     (9.49)     3.78      14.45      12.14          5.80
T. Rowe Price Equity Income Portfolio                           (4.50)     4.78      10.50       6.25          5.88
Van Eck Worldwide Hard Assets                                   34.97     36.70      35.34      13.39         15.66
Van Kampen UIF Emerging Markets Equity--Class I                 30.14     33.79      34.29      12.35         10.86
Victory VIF Diversified Stock--Class A Shares                    1.69      7.00      12.32        N/A          9.04

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.30%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $10,000 THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $10,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY
SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

(1) Assumes no deduction for surrender charges.

(2) The performance shown is for the indicated classes/shares only. Columbia Small Cap Value Fund, Variable Series--Class B, MainStay VP Balanced--Service Class, MainStay VP Conservative Allocation--Service Class, MainStay VP Floating Rate--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class, MainStay VP Moderate Growth Allocation--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S and Victory VIF Diversified Stock--Class A Shares impose a 12b-1 fee. Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Accounts. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy has been available during the periods shown.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization--Class O Shares Investment Division, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Income & Growth--Initial Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class Portfolio on August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Sales of this version of the New York Life Flexible Premium Variable Annuity were discontinued. Current policyholders may continue to make additional premium payments. Existing policies will continue to be serviced.

SMRU #361390 CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007






                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $5,834,010        $20,011,034       $83,094,866
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............             (2)                98           (26,310)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         18,534             64,230           268,492
     Administrative charges...........          1,544              5,352            22,374
                                           ----------        -----------       -----------
       Total net assets...............     $5,813,930        $19,941,550       $82,777,690
                                           ==========        ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $5,813,930        $19,941,550       $82,777,690
                                           ==========        ===========       ===========

     Variable accumulation unit
       value..........................     $    11.55        $     18.57       $     26.14
                                           ==========        ===========       ===========

Identified Cost of Investment.........     $5,836,195        $19,538,300       $99,434,447
                                           ==========        ===========       ===========







                                                             MAINSTAY VP
                                           MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                             GROWTH           CORPORATE        ICAP SELECT
                                          ALLOCATION--         BOND--           EQUITY--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $4,411,538        $96,408,435       $8,721,142
  Dividends due and accrued...........             --                 --               --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............             (3)            (9,518)           3,250

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         13,411            309,849           27,309
     Administrative charges...........          1,118             25,821            2,276
                                           ----------        -----------       ----------
       Total net assets...............     $4,397,006        $96,063,247       $8,694,807
                                           ==========        ===========       ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $4,397,006        $96,063,247       $8,694,807
                                           ==========        ===========       ==========

     Variable accumulation unit
       value..........................     $    11.87        $     26.18       $    14.90
                                           ==========        ===========       ==========

Identified Cost of Investment.........     $4,184,862        $86,841,159       $8,380,863
                                           ==========        ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES







                          MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
           CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
        MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $17,471,102       $50,747,025       $6,506,433        $14,566,153       $2,517,290        $8,119,920        $19,292,154
             61,084                --               --                 --               --            41,528                 --

            (20,000)          (12,038)         (47,098)                (3)              (7)               (3)           (14,595)



             52,738           163,810           18,128             46,694            8,415            26,076             61,529
              4,396            13,651            1,511              3,891              701             2,173              5,127
        -----------       -----------       ----------        -----------       ----------        ----------        -----------
        $17,455,052       $50,557,526       $6,439,696        $14,515,565       $2,508,167        $8,133,196        $19,210,903
        ===========       ===========       ==========        ===========       ==========        ==========        ===========


        $17,455,052       $50,557,526       $6,439,696        $14,515,565       $2,508,167        $8,133,196        $19,210,903
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $      1.44       $     32.60       $    11.22        $     22.98       $    15.85        $    10.65        $     18.80
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $17,471,098       $52,922,955       $6,460,696        $11,662,195       $1,874,553        $8,420,505        $19,227,756
        ===========       ===========       ==========        ===========       ==========        ==========        ===========







                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
       INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
         EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $18,807,122       $4,536,364        $7,312,066        $10,349,043       $11,205,874       $6,858,858        $8,640,334
                 --               --                --                 --                --               --                --

               (493)              (6)            9,160              2,581            (8,739)          21,501            83,698



             60,289           14,678            23,323             33,297            35,120           21,054            26,299
              5,024            1,223             1,944              2,775             2,927            1,754             2,192
        -----------       ----------        ----------        -----------       -----------       ----------        ----------
        $18,741,316       $4,520,457        $7,295,959        $10,315,552       $11,159,088       $6,857,551        $8,695,541
        ===========       ==========        ==========        ===========       ===========       ==========        ==========


        $18,741,316       $4,520,457        $7,295,959        $10,315,552       $11,159,088       $6,857,551        $8,695,541
        ===========       ==========        ==========        ===========       ===========       ==========        ==========

        $     25.23       $    16.00        $    17.71        $     16.67       $     14.19       $    11.48        $    11.72
        ===========       ==========        ==========        ===========       ===========       ==========        ==========

        $14,975,152       $3,469,696        $6,980,595        $ 8,289,054       $11,093,067       $6,668,481        $8,381,361
        ===========       ==========        ==========        ===========       ===========       ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007





                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                             S&P 500          SMALL CAP           TOTAL
                                             INDEX--          GROWTH--          RETURN--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $95,058,227       $3,374,662        $66,274,957
  Dividends due and accrued...........              --               --                 --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............         (19,071)          (4,472)           (60,975)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         304,873           11,123            211,315
     Administrative charges...........          25,406              927             17,609
                                           -----------       ----------        -----------
       Total net assets...............     $94,708,877       $3,358,140        $65,985,058
                                           ===========       ==========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $94,708,877       $3,358,140        $65,985,058
                                           ===========       ==========        ===========

     Variable accumulation unit
       value..........................     $     34.75       $    10.68        $     26.08
                                           ===========       ==========        ===========

Identified Cost of Investment.........     $82,586,248       $3,359,847        $68,307,391
                                           ===========       ==========        ===========







                                                                                 JANUS ASPEN
                                                              JANUS ASPEN          SERIES
                                           FIDELITY(R)          SERIES            WORLDWIDE
                                               VIP            BALANCED--          GROWTH--
                                            MID CAP--        INSTITUTIONAL      INSTITUTIONAL
                                          SERVICE CLASS 2       SHARES             SHARES
                                         ----------------------------------------------------

ASSETS:
  Investment, at net asset value......     $8,995,232         $34,208,455        $26,380,279
  Dividends due and accrued...........             --                  --                 --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............          3,000              (2,757)            (4,612)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         28,649             110,767             84,233
     Administrative charges...........          2,387               9,231              7,019
                                           ----------         -----------        -----------
       Total net assets...............     $8,967,196         $34,085,700        $26,284,415
                                           ==========         ===========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $8,967,196         $34,085,700        $26,284,415
                                           ==========         ===========        ===========

     Variable accumulation unit
       value..........................     $    20.35         $     26.03        $     20.20
                                           ==========         ===========        ===========

Identified Cost of Investment.........     $8,059,268         $27,345,766        $30,042,251
                                           ==========         ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES





                                                                 COLUMBIA
                             ALGER               CVS             SMALL CAP                          FIDELITY(R)        FIDELITY(R)
                           AMERICAN            CALVERT          VALUE FUND,       DREYFUS IP            VIP                VIP
        MAINSTAY VP          SMALL             SOCIAL            VARIABLE         TECHNOLOGY          CONTRA-            EQUITY-
          VALUE--       CAPITALIZATION        BALANCED           SERIES--          GROWTH--          FUND(R)--          INCOME--
       INITIAL CLASS    CLASS O SHARES        PORTFOLIO           CLASS B       INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------


        $36,641,111       $10,079,018        $1,841,597         $1,724,792        $1,148,718        $54,921,810        $22,843,866
                 --                --                --                 --                --                 --                 --

            (27,761)               93               (30)            (1,546)               --              9,476            (12,452)



            115,474            33,658             5,861              5,599             3,150            179,812             73,327
              9,623             2,805               488                467               262             14,984              6,111
        -----------       -----------        ----------         ----------        ----------        -----------        -----------
        $36,488,253       $10,042,648        $1,835,218         $1,717,180        $1,145,306        $54,736,490        $22,751,976
        ===========       ===========        ==========         ==========        ==========        ===========        ===========


        $36,488,253       $10,042,648        $1,835,218         $1,717,180        $1,145,306        $54,736,490        $22,751,976
        ===========       ===========        ==========         ==========        ==========        ===========        ===========

        $     25.43       $     15.81        $    21.12         $    12.47        $    10.61        $     31.14        $     22.35
        ===========       ===========        ==========         ==========        ==========        ===========        ===========

        $31,681,237       $ 6,000,823        $1,729,908         $1,889,317        $1,013,925        $51,664,411        $22,237,023
        ===========       ===========        ==========         ==========        ==========        ===========        ===========






                                                                 NEUBERGER
          MFS(R)                                                BERMAN AMT           ROYCE             ROYCE             T. ROWE
         INVESTORS          MFS(R)             MFS(R)             MID-CAP          MICRO-CAP         SMALL-CAP            PRICE
           TRUST           RESEARCH           UTILITIES           GROWTH          PORTFOLIO--       PORTFOLIO--          EQUITY
         SERIES--          SERIES--           SERIES--          PORTFOLIO--       INVESTMENT        INVESTMENT           INCOME
       INITIAL CLASS     INITIAL CLASS      SERVICE CLASS         CLASS S            CLASS             CLASS            PORTFOLIO
      ------------------------------------------------------------------------------------------------------------------------------


        $1,104,749        $1,560,658         $22,644,160        $1,223,901        $2,415,712        $1,382,798         $15,784,928
                --                --                  --                --                --                --                  --

                (5)               (3)             26,167            (5,511)           (4,813)             (140)             (8,876)



             3,740             5,122              72,450             3,752             7,455             4,339              50,731
               312               427               6,038               313               621               362               4,228
        ----------        ----------         -----------        ----------        ----------        ----------         -----------
        $1,100,692        $1,555,106         $22,591,839        $1,214,325        $2,402,823        $1,377,957         $15,721,093
        ==========        ==========         ===========        ==========        ==========        ==========         ===========


        $1,100,692        $1,555,106         $22,591,839        $1,214,325        $2,402,823        $1,377,957         $15,721,093
        ==========        ==========         ===========        ==========        ==========        ==========         ===========

        $    11.95        $    13.17         $     23.53        $    17.95        $    14.73        $    11.66         $     17.16
        ==========        ==========         ===========        ==========        ==========        ==========         ===========

        $  787,063        $1,100,296         $17,274,689        $1,051,814        $2,566,229        $1,475,250         $14,453,206
        ==========        ==========         ===========        ==========        ==========        ==========         ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                                            VAN KAMPEN           VICTORY
                                             VAN ECK            UIF                VIF
                                            WORLDWIDE        EMERGING          DIVERSIFIED
                                              HARD            MARKETS        STOCK--CLASS A
                                             ASSETS       EQUITY--CLASS I        SHARES
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $18,952,774       $17,420,798       $1,234,668
  Dividends due and accrued...........              --                --               --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............           8,870             7,773               --

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          62,680            59,790            3,917
     Administrative charges...........           5,223             4,982              326
                                           -----------       -----------       ----------
       Total net assets...............     $18,893,741       $17,363,799       $1,230,425
                                           ===========       ===========       ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $18,893,741       $17,363,799       $1,230,425
                                           ===========       ===========       ==========

     Variable accumulation unit
       value..........................     $     39.72       $     31.50       $    14.09
                                           ===========       ===========       ==========

Identified Cost of Investment.........     $13,367,176       $10,227,164       $1,170,698
                                           ===========       ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES




                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2007




                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                               MAINSTAY VP
                                            MAINSTAY VP      MAINSTAY VP         CAPITAL
                                            BALANCED--         BOND--        APPRECIATION--
                                           SERVICE CLASS    INITIAL CLASS     INITIAL CLASS
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   118,011      $   740,117      $    116,580
  Mortality and expense risk charges....        (72,830)        (255,062)       (1,078,801)
  Administrative charges................         (6,069)         (21,255)          (89,900)
                                            -----------      -----------      ------------
       Net investment income (loss).....         39,112          463,800        (1,052,121)
                                            -----------      -----------      ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,757,079        5,063,453        23,496,272
  Cost of investments sold..............     (1,591,518)      (4,866,556)      (26,697,231)
                                            -----------      -----------      ------------
       Net realized gain (loss) on
          investments...................        165,561          196,897        (3,200,959)
  Realized gain distribution received...        213,003               --                --
  Change in unrealized appreciation
     (depreciation) on investments......       (339,921)         388,888        13,904,333
                                            -----------      -----------      ------------
       Net gain (loss) on investments...         38,643          585,785        10,703,374
                                            -----------      -----------      ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $    77,755      $ 1,049,585      $  9,651,253
                                            ===========      ===========      ============







                                                            MAINSTAY VP
                                            MAINSTAY VP     HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE      ICAP SELECT
                                           ALLOCATION--       BOND--         EQUITY--
                                           SERVICE CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  40,724     $  6,695,022      $  40,123
  Mortality and expense risk charges....       (44,320)      (1,301,727)       (67,749)
  Administrative charges................        (3,693)        (108,477)        (5,646)
                                             ---------     ------------      ---------
       Net investment income (loss).....        (7,289)       5,284,818        (33,272)
                                             ---------     ------------      ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       399,970       25,745,300        881,403
  Cost of investments sold..............      (344,046)     (20,894,476)      (518,222)
                                             ---------     ------------      ---------
       Net realized gain (loss) on
          investments...................        55,924        4,850,824        363,181
  Realized gain distribution received...       159,879               --        265,100
  Change in unrealized appreciation
     (depreciation) on investments......        86,201       (8,883,153)      (387,581)
                                             ---------     ------------      ---------
       Net gain (loss) on investments...       302,004       (4,032,329)       240,700
                                             ---------     ------------      ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $ 294,715     $  1,252,489      $ 207,428
                                             =========     ============      =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES









                        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP
        MAINSTAY VP       COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP
           CASH           STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--
        MANAGEMENT     INITIAL CLASS   SERVICE CLASS   INITIAL CLASS   INITIAL CLASS   SERVICE CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------


       $    755,494    $    665,907      $ 159,796      $   325,684      $      --      $   581,090     $   934,443
           (192,004)       (674,612)       (52,391)        (184,556)       (28,359)        (110,641)       (241,643)
            (16,000)        (56,218)        (4,366)         (15,380)        (2,363)          (9,220)        (20,137)
       ------------    ------------      ---------      -----------      ---------      -----------     -----------
            547,490         (64,923)       103,039          125,748        (30,722)         461,229         672,663
       ------------    ------------      ---------      -----------      ---------      -----------     -----------


         12,505,428      12,188,416        976,610        3,970,683        878,473        5,638,773       5,528,255
        (12,505,547)    (12,841,180)      (882,398)      (2,725,334)      (561,420)      (5,792,211)     (5,651,868)
       ------------    ------------      ---------      -----------      ---------      -----------     -----------
               (119)       (652,764)        94,212        1,245,349        317,053         (153,438)       (123,613)
                 --       3,964,733         96,316          364,729        103,727               --              --
                202        (981,912)       (62,124)         211,528        294,910         (286,261)        464,522
       ------------    ------------      ---------      -----------      ---------      -----------     -----------
                 83       2,330,057        128,404        1,821,606        715,690         (439,699)        340,909
       ------------    ------------      ---------      -----------      ---------      -----------     -----------
       $    547,573    $  2,265,134      $ 231,443      $ 1,947,354      $ 684,968      $    21,530     $ 1,013,572
       ============    ============      =========      ===========      =========      ===========     ===========








        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
         INCOME &      INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE
         GROWTH--        EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


        $   101,065     $   131,785     $       867     $    30,524     $        --     $   125,151     $  135,695
            (35,414)       (241,258)        (56,001)        (97,853)       (136,277)       (160,805)       (63,612)
             (2,951)        (20,105)         (4,667)         (8,155)        (11,356)        (13,400)        (5,301)
        -----------     -----------     -----------     -----------     -----------     -----------     ----------
             62,700        (129,578)        (59,801)        (75,484)       (147,633)        (49,054)        66,782
        -----------     -----------     -----------     -----------     -----------     -----------     ----------


          5,134,296       3,676,811       2,053,226       2,087,039       4,167,805       3,496,083      1,018,832
         (4,767,945)     (2,078,054)     (2,029,165)     (1,447,898)     (2,524,458)     (2,525,251)      (901,390)
        -----------     -----------     -----------     -----------     -----------     -----------     ----------
            366,351       1,598,757          24,061         639,141       1,643,347         970,832        117,442
            660,670       1,222,615              --         741,526         724,609       1,017,177        138,906
         (1,113,299)     (1,967,946)        872,070        (990,367)       (672,799)     (2,094,155)        15,603
        -----------     -----------     -----------     -----------     -----------     -----------     ----------
            (86,278)        853,426         896,131         390,300       1,695,157        (106,146)       271,951
        -----------     -----------     -----------     -----------     -----------     -----------     ----------
        $   (23,578)    $   723,848     $   836,330     $   314,816     $ 1,547,524     $  (155,200)    $  338,733
        ===========     ===========     ===========     ===========     ===========     ===========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007




                                             MAINSTAY VP
                                              MODERATE         MAINSTAY VP       MAINSTAY VP
                                               GROWTH            S&P 500          SMALL CAP
                                            ALLOCATION--         INDEX--          GROWTH--
                                            SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $ 135,877       $  1,606,882       $        --
  Mortality and expense risk charges....        (81,718)        (1,269,238)          (52,177)
  Administrative charges................         (6,810)          (105,770)           (4,348)
                                              ---------       ------------       -----------
       Net investment income (loss).....         47,349            231,874           (56,525)
                                              ---------       ------------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        746,756         23,924,204         1,517,221
  Cost of investments sold..............       (661,219)       (18,704,681)       (1,226,700)
                                              ---------       ------------       -----------
       Net realized gain (loss) on
          investments...................         85,537          5,219,523           290,521
  Realized gain distribution received...        257,399                 --           287,298
  Change in unrealized appreciation
     (depreciation) on investments......         67,602         (1,069,285)         (676,002)
                                              ---------       ------------       -----------
       Net gain (loss) on investments...        410,538          4,150,238           (98,183)
                                              ---------       ------------       -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $ 457,887       $  4,382,112       $  (154,708)
                                              =========       ============       ===========







                                             FIDELITY(R)                         JANUS ASPEN
                                                 VIP           FIDELITY(R)         SERIES
                                               EQUITY-             VIP           BALANCED--
                                              INCOME--          MID CAP--       INSTITUTIONAL
                                            INITIAL CLASS    SERVICE CLASS 2       SHARES
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $   437,947       $    45,358       $   900,570
  Mortality and expense risk charges....        (316,538)         (110,170)         (434,650)
  Administrative charges................         (26,378)           (9,181)          (36,221)
                                             -----------       -----------       -----------
       Net investment income (loss).....          95,031           (73,993)          429,699
                                             -----------       -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       5,605,867         2,028,004         7,818,087
  Cost of investments sold..............      (5,085,751)       (1,682,233)       (7,126,773)
                                             -----------       -----------       -----------
       Net realized gain (loss) on
          investments...................         520,116           345,771           691,314
  Realized gain distribution received...       1,930,349           854,226                --
  Change in unrealized appreciation
     (depreciation) on investments......      (2,297,377)           55,709         2,065,132
                                             -----------       -----------       -----------
       Net gain (loss) on investments...         153,088         1,255,706         2,756,446
                                             -----------       -----------       -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $   248,119       $ 1,181,713       $ 3,186,145
                                             ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES







                                                                           COLUMBIA
                                            ALGER             CVS          SMALL CAP
        MAINSTAY VP                       AMERICAN          CALVERT       VALUE FUND,     DREYFUS IP       FIDELITY(R)
           TOTAL        MAINSTAY VP         SMALL           SOCIAL         VARIABLE       TECHNOLOGY           VIP
         RETURN--         VALUE--     CAPITALIZATION--     BALANCED        SERIES--        GROWTH--      CONTRAFUND(R)--
       INITIAL CLASS   INITIAL CLASS   CLASS O SHARES      PORTFOLIO        CLASS B     INITIAL SHARES    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $  1,525,916     $   627,082      $        --       $  45,552       $   5,516       $      --       $   496,762
           (863,819)       (503,558)        (129,366)        (24,824)        (24,811)        (11,094)         (666,817)
            (71,985)        (41,963)         (10,781)         (2,069)         (2,068)           (924)          (55,568)
       ------------     -----------      -----------       ---------       ---------       ---------       -----------
            590,112          81,561         (140,147)         18,659         (21,363)        (12,018)         (225,623)
       ------------     -----------      -----------       ---------       ---------       ---------       -----------


         16,021,176       9,608,737        2,896,150         535,381         711,498         416,185        10,729,133
        (16,187,401)     (6,832,566)      (2,678,931)       (416,575)       (626,861)       (331,568)       (8,360,700)
       ------------     -----------      -----------       ---------       ---------       ---------       -----------
           (166,225)      2,776,171          217,219         118,806          84,637          84,617         2,368,433
          4,621,625       3,245,539               --         104,243         222,651              --        13,282,767
           (584,280)     (5,434,882)       1,534,354        (205,775)       (349,670)         36,905        (7,113,876)
       ------------     -----------      -----------       ---------       ---------       ---------       -----------
          3,871,120         586,828        1,751,573          17,274         (42,382)        121,522         8,537,324
       ------------     -----------      -----------       ---------       ---------       ---------       -----------
       $  4,461,232     $   668,389      $ 1,611,426       $  35,933       $ (63,745)      $ 109,504       $ 8,311,701
       ============     ===========      ===========       =========       =========       =========       ===========






        JANUS ASPEN                                                      NEUBERGER
          SERIES                                                        BERMAN AMT         ROYCE           ROYCE
         WORLDWIDE        MFS(R)          MFS(R)          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP
         GROWTH--        INVESTORS       RESEARCH        UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--
       INSTITUTIONAL  TRUST SERIES--     SERIES--        SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT
          SHARES       INITIAL CLASS   INITIAL CLASS   SERVICE CLASS      CLASS S          CLASS           CLASS
      --------------------------------------------------------------------------------------------------------------


        $   209,277      $  10,287       $  11,967      $   142,872      $      --       $  35,698       $     742
           (340,024)       (14,612)        (19,916)        (229,299)       (11,408)        (27,476)        (18,329)
            (28,335)        (1,218)         (1,660)         (19,108)          (951)         (2,290)         (1,527)
        -----------      ---------       ---------      -----------      ---------       ---------       ---------
           (159,082)        (5,543)         (9,609)        (105,535)       (12,359)          5,932         (19,114)
        -----------      ---------       ---------      -----------      ---------       ---------       ---------


          5,798,113        349,104         452,969        1,867,304        220,536         510,485         569,519
         (8,600,649)      (255,991)       (380,011)      (1,198,286)      (150,657)       (489,700)       (514,559)
        -----------      ---------       ---------      -----------      ---------       ---------       ---------
         (2,802,536)        93,113          72,958          669,018         69,879          20,785          54,960
                 --         10,434              --        1,226,695             --         203,416          64,596
          5,305,460          5,873         123,806        2,392,203         97,234        (192,422)       (153,491)
        -----------      ---------       ---------      -----------      ---------       ---------       ---------
          2,502,924        109,420         196,764        4,287,916        167,113          31,779         (33,935)
        -----------      ---------       ---------      -----------      ---------       ---------       ---------
        $ 2,343,842      $ 103,877       $ 187,155      $ 4,182,381      $ 154,754       $  37,711       $ (53,049)
        ===========      =========       =========      ===========      =========       =========       =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007




                                                                                 VAN KAMPEN
                                            T. ROWE PRICE        VAN ECK             UIF
                                               EQUITY           WORLDWIDE         EMERGING
                                               INCOME             HARD             MARKETS
                                              PORTFOLIO          ASSETS        EQUITY--CLASS I
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $   296,607       $    17,231       $   64,463
  Mortality and expense risk charges....        (211,188)         (187,317)        (178,005)
  Administrative charges................         (17,599)          (15,610)         (14,834)
                                             -----------       -----------       ----------
       Net investment income (loss).....          67,820          (185,696)        (128,376)
                                             -----------       -----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       4,222,698         2,710,428        2,691,000
  Cost of investments sold..............      (2,988,338)       (1,463,338)        (916,686)
                                             -----------       -----------       ----------
       Net realized gain (loss) on
          investments...................       1,234,360         1,247,090        1,774,314
  Realized gain distribution received...         974,047         1,680,944        1,644,585
  Change in unrealized appreciation
     (depreciation) on investments......      (1,886,057)        2,842,128        1,512,315
                                             -----------       -----------       ----------
       Net gain (loss) on investments...         322,350         5,770,162        4,931,214
                                             -----------       -----------       ----------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $   390,170       $ 5,584,466       $4,802,838
                                             ===========       ===========       ==========







                                               VICTORY
                                                 VIF
                                             DIVERSIFIED
                                           STOCK--CLASS A
                                               SHARES
                                          ----------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $   8,399
  Mortality and expense risk charges....        (15,368)
  Administrative charges................         (1,281)
                                              ---------
       Net investment income (loss).....         (8,250)
                                              ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        360,410
  Cost of investments sold..............       (289,455)
                                              ---------
       Net realized gain (loss) on
          investments...................         70,955
  Realized gain distribution received...        106,533
  Change in unrealized appreciation
     (depreciation) on investments......        (60,817)
                                              ---------
       Net gain (loss) on investments...        116,671
                                              ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $ 108,421
                                              =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2007
and December 31, 2006





                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    39,112       $   35,247        $   463,800       $   (53,861)
     Net realized gain (loss) on investments................         165,561           54,676            196,897          (208,080)
     Realized gain distribution received....................         213,003           56,298                 --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (339,921)         301,318            388,888           971,670
                                                                 -----------       ----------        -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          77,755          447,539          1,049,585           709,729
                                                                 -----------       ----------        -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         393,794          222,829            326,202           398,584
     Policyowners' surrenders...............................      (1,215,980)        (514,006)        (4,148,154)       (3,760,796)
     Policyowners' annuity and death benefits...............        (136,666)         (16,767)          (353,619)       (1,219,563)
     Net transfers from (to) Fixed Account..................          30,095           45,160            (46,289)         (145,200)
     Transfers between Investment Divisions.................         713,515        1,747,120            307,862        (1,100,830)
                                                                 -----------       ----------        -----------       -----------
       Net contributions and (withdrawals)..................        (215,242)       1,484,336         (3,913,998)       (5,827,805)
                                                                 -----------       ----------        -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (276)          (1,637)            (3,292)           (2,553)
                                                                 -----------       ----------        -----------       -----------
          Increase (decrease) in net assets.................        (137,763)       1,930,238         (2,867,705)       (5,120,629)

NET ASSETS:
     Beginning of period....................................       5,951,693        4,021,455         22,809,255        27,929,884
                                                                 -----------       ----------        -----------       -----------
     End of period..........................................     $ 5,813,930       $5,951,693        $19,941,550       $22,809,255
                                                                 ===========       ==========        ===========       ===========






                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                         DEVELOPING
                                                                         CONVERTIBLE--                         GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   125,748       $   158,014       $  (30,722)       $  (29,899)
     Net realized gain (loss) on investments................       1,245,349           775,006          317,053           266,866
     Realized gain distribution received....................         364,729                --          103,727                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         211,528           518,077          294,910           (22,209)
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,947,354         1,451,097          684,968           214,758
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         403,418           410,358           49,562            15,568
     Policyowners' surrenders...............................      (3,366,524)       (3,074,326)        (304,696)         (315,111)
     Policyowners' annuity and death benefits...............        (212,200)         (426,028)              --            (3,456)
     Net transfers from (to) Fixed Account..................         (67,254)          (31,410)          16,076           (28,610)
     Transfers between Investment Divisions.................         (93,545)         (248,261)         (18,284)           45,860
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................      (3,336,105)       (3,369,667)        (257,342)         (285,749)
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (6,816)           (6,901)          (2,161)           (1,244)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................      (1,395,567)       (1,925,471)         425,465           (72,235)

NET ASSETS:
     Beginning of period....................................      15,911,132        17,836,603        2,082,702         2,154,937
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $14,515,565       $15,911,132       $2,508,167        $2,082,702
                                                                 ===========       ===========       ==========        ==========




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES








                                                                                                        MAINSTAY VP
              MAINSTAY VP                                                 MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--             MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--
             INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007          2006(A)
     -----------------------------------------------------------------------------------------------------------------------



      $ (1,052,121)  $   (996,594)   $   547,490    $   495,069   $    (64,923)  $   (473,640)   $  103,039     $    8,912
        (3,200,959)      (768,764)          (119)          (172)      (652,764)      (166,015)       94,212         11,461
                --             --             --             --      3,964,733      1,285,875        96,316          8,123

        13,904,333      4,772,550            202           (268)      (981,912)     7,824,750       (62,124)       107,862
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------

         9,651,253      3,007,192        547,573        494,629      2,265,134      8,470,970       231,443        136,358
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------

           798,009      1,264,347      2,023,504        822,000        623,872        570,654       716,773        403,546
       (13,427,212)   (14,278,420)    (9,170,874)    (6,936,869)    (7,608,212)    (8,668,350)     (937,277)      (285,363)
          (984,898)    (1,178,279)      (516,415)      (552,903)      (575,234)    (1,246,541)       (1,854)        (5,544)
          (392,285)      (414,318)       151,408       (285,932)      (212,957)      (198,228)       62,066         31,799
        (7,982,829)    (9,016,170)     9,274,738      5,485,549     (3,504,270)    (3,985,157)    3,464,203      2,624,661
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
       (21,989,215)   (23,622,840)     1,762,361     (1,468,155)   (11,276,801)   (13,527,622)    3,303,911      2,769,099
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------


           (37,670)       (23,818)        (1,928)        (1,783)        (8,532)       (33,294)         (753)          (362)
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
       (12,375,632)   (20,639,466)     2,308,006       (975,309)    (9,020,199)    (5,089,946)    3,534,601      2,905,095


        95,153,322    115,792,788     15,147,046     16,122,355     59,577,725     64,667,671     2,905,095             --
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
      $ 82,777,690   $ 95,153,322    $17,455,052    $15,147,046   $ 50,557,526   $ 59,577,725    $6,439,696     $2,905,095
      ============   ============    ===========    ===========   ============   ============    ==========     ==========






                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                      GROWTH                      HIGH YIELD
            FLOATING RATE--                 GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--
             SERVICE CLASS                 INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007          2006(A)         2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   461,229    $   262,671    $   672,663    $   (89,664)   $   (7,289)    $      100    $  5,284,818   $    604,434
          (153,438)       (15,781)      (123,613)      (185,399)       55,924         24,681       4,850,824      1,750,490
                --             --             --             --       159,879         12,231              --             --

          (286,261)        (7,285)       464,522        890,306        86,201        140,476      (8,883,153)     9,806,777
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------

            21,530        239,605      1,013,572        615,243       294,715        177,488       1,252,489     12,161,701
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------

         1,663,574        870,252        463,619        314,414       122,380         44,486       2,723,891      2,192,712
        (2,523,831)    (1,563,801)    (3,547,713)    (3,092,237)      (78,694)      (145,718)    (18,256,423)   (21,802,665)
           (86,880)      (109,523)      (378,777)      (706,883)     (216,199)            --      (2,528,203)    (2,687,970)
            89,011        440,234        (33,360)      (196,092)        7,089         45,250        (652,909)      (929,214)
           624,907      5,588,949       (577,946)    (1,915,312)    2,278,099      1,869,359      (4,181,241)    (5,238,967)
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------
          (233,219)     5,226,111     (4,074,177)    (5,596,110)    2,112,675      1,813,377     (22,894,885)   (28,466,104)
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------


              (479)          (728)        (3,077)        (2,335)         (822)          (427)         (2,794)       (34,327)
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------
          (212,168)     5,464,988     (3,063,682)    (4,983,202)    2,406,568      1,990,438     (21,645,190)   (16,338,730)


         8,345,364      2,880,376     22,274,585     27,257,787     1,990,438             --     117,708,437    134,047,167
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------
       $ 8,133,196    $ 8,345,364    $19,210,903    $22,274,585    $4,397,006     $1,990,438    $ 96,063,247   $117,708,437
       ===========    ===========    ===========    ===========    ==========     ==========    ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                     ICAP SELECT EQUITY--                  INCOME & GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (33,272)       $  (26,934)       $    62,700       $  (33,184)
     Net realized gain (loss) on investments................        363,181           111,229            366,351          179,631
     Realized gain distribution received....................        265,100            13,468            660,670           59,159
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (387,581)          342,001         (1,113,299)         461,992
                                                                 ----------        ----------        -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        207,428           439,764            (23,578)         667,598
                                                                 ----------        ----------        -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        426,800            71,335            104,848           52,923
     Policyowners' surrenders...............................       (656,539)         (308,403)          (579,247)        (324,131)
     Policyowners' annuity and death benefits...............         (6,445)           (3,282)            (2,855)        (181,579)
     Net transfers from (to) Fixed Account..................         25,519             8,802              5,632          (73,458)
     Transfers between Investment Divisions.................      5,757,057           154,042         (4,278,251)        (360,846)
                                                                 ----------        ----------        -----------       ----------
       Net contributions and (withdrawals)..................      5,546,392           (77,506)        (4,749,873)        (887,091)
                                                                 ----------        ----------        -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (588)           (1,666)                99           (2,802)
                                                                 ----------        ----------        -----------       ----------
          Increase (decrease) in net assets.................      5,753,232           360,592         (4,773,352)        (222,295)

NET ASSETS:
     Beginning of period....................................      2,941,575         2,580,983          4,773,352        4,995,647
                                                                 ----------        ----------        -----------       ----------
     End of period..........................................     $8,694,807        $2,941,575        $        --       $4,773,352
                                                                 ==========        ==========        ===========       ==========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                            MID CAP                            MODERATE
                                                                            VALUE--                          ALLOCATION--
                                                                         INITIAL CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007             2006(A)
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (49,054)      $  (176,727)      $   66,782        $    5,540
     Net realized gain (loss) on investments................         970,832         1,307,751          117,442            19,601
     Realized gain distribution received....................       1,017,177           178,871          138,906             9,721
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,094,155)          425,881           15,603           174,773
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (155,200)        1,735,776          338,733           209,635
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         432,702           370,953          743,776           237,166
     Policyowners' surrenders...............................      (2,371,176)       (2,510,339)        (491,539)         (126,439)
     Policyowners' annuity and death benefits...............        (271,638)         (227,367)        (243,167)           (5,131)
     Net transfers from (to) Fixed Account..................         (99,123)          (21,150)          65,314            61,684
     Transfers between Investment Divisions.................        (304,444)         (773,650)       3,038,887         3,030,293
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................      (2,613,679)       (3,161,553)       3,113,271         3,197,573
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             284            (6,426)          (1,062)             (599)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................      (2,768,595)       (1,432,203)       3,450,942         3,406,609

NET ASSETS:
     Beginning of period....................................      13,927,683        15,359,886        3,406,609                --
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $11,159,088       $13,927,683       $6,857,551        $3,406,609
                                                                 ===========       ===========       ==========        ==========




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES








                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                     MID CAP                       MID CAP
         INTERNATIONAL EQUITY--          LARGE CAP GROWTH--                  CORE--                       GROWTH--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (129,578)   $  (167,619)   $   (59,801)   $  (57,851)    $   (75,484)   $  (112,375)   $  (147,633)   $  (167,025)
         1,598,757        502,129         24,061      (374,346)        639,141        841,951      1,643,347      1,234,114
         1,222,615        179,156             --            --         741,526         50,190        724,609        210,733

        (1,967,946)     3,856,843        872,070       703,840        (990,367)       268,529       (672,799)      (380,233)
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------

           723,848      4,370,509        836,330       271,643         314,816      1,048,295      1,547,524        897,589
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------

           416,687        447,212        101,529       139,147         160,605        235,707        217,904        234,511
        (2,906,755)    (2,509,318)    (1,003,255)     (750,781)     (1,104,904)    (1,683,963)    (1,659,135)    (1,618,475)
           (70,663)      (287,301)       (77,386)      (18,526)       (145,195)      (350,903)       (62,074)      (166,653)
             3,269         35,162         17,706       (37,490)        (50,539)       (11,876)       (29,017)       (49,010)
         1,100,218      2,552,124       (271,475)      273,915        (155,209)       351,181     (1,458,101)      (268,118)
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
        (1,457,244)       237,879     (1,232,881)     (393,735)     (1,295,242)    (1,459,854)    (2,990,423)    (1,867,745)
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------


            (2,378)       (14,575)        (2,747)       (1,533)         (1,019)        (4,341)        (5,300)        (5,955)
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
          (735,774)     4,593,813       (399,298)     (123,625)       (981,445)      (415,900)    (1,448,199)      (976,111)


        19,477,090     14,883,277      4,919,755     5,043,380       8,277,404      8,693,304     11,763,751     12,739,862
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
       $18,741,316    $19,477,090    $ 4,520,457    $4,919,755     $ 7,295,959    $ 8,277,404    $10,315,552    $11,763,751
       ===========    ===========    ===========    ==========     ===========    ===========    ===========    ===========





              MAINSTAY VP
                MODERATE                    MAINSTAY VP
                 GROWTH                       S&P 500                     MAINSTAY VP                   MAINSTAY VP
              ALLOCATION--                    INDEX--                  SMALL CAP GROWTH--              TOTAL RETURN--
             SERVICE CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007          2006(A)         2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   47,349     $    9,354    $    231,874   $   (929,686)   $   (56,525)   $  (67,564)   $    590,112   $   (567,473)
           85,537          6,316       5,219,523      4,607,786        290,521       325,074        (166,225)       826,501
          257,399         20,965              --             --        287,298            41       4,621,625        983,670

           67,602        191,371      (1,069,285)    11,197,744       (676,002)       (4,558)       (584,280)     4,887,056
       ----------     ----------    ------------   ------------    -----------    ----------    ------------   ------------

          457,887        228,006       4,382,112     14,875,844       (154,708)      252,993       4,461,232      6,129,754
       ----------     ----------    ------------   ------------    -----------    ----------    ------------   ------------

        1,188,623        584,613       1,461,038      1,516,385         74,605       126,504         547,144      1,050,394
         (331,938)       (69,088)    (17,346,869)   (17,317,928)      (898,616)     (416,045)    (10,248,767)   (10,214,007)
          (77,930)            --      (1,217,706)    (1,785,610)          (647)      (38,911)     (1,153,560)    (1,888,749)
           38,370         68,718        (367,612)      (687,671)        (8,367)       (7,399)       (202,883)      (531,363)
        3,137,547      3,472,784      (4,649,099)    (6,812,974)      (473,375)     (420,785)     (3,671,636)    (3,619,738)
       ----------     ----------    ------------   ------------    -----------    ----------    ------------   ------------
        3,954,672      4,057,027     (22,120,248)   (25,087,798)    (1,306,400)     (756,636)    (14,729,702)   (15,203,463)
       ----------     ----------    ------------   ------------    -----------    ----------    ------------   ------------


           (1,401)          (650)        (16,508)       (57,311)           662        (1,936)        (15,842)       (25,881)
       ----------     ----------    ------------   ------------    -----------    ----------    ------------   ------------
        4,411,158      4,284,383     (17,754,644)   (10,269,265)    (1,460,446)     (505,579)    (10,284,312)    (9,099,590)


        4,284,383             --     112,463,521    122,732,786      4,818,586     5,324,165      76,269,370     85,368,960
       ----------     ----------    ------------   ------------    -----------    ----------    ------------   ------------
       $8,695,541     $4,284,383    $ 94,708,877   $112,463,521    $ 3,358,140    $4,818,586    $ 65,985,058   $ 76,269,370
       ==========     ==========    ============   ============    ===========    ==========    ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP                       ALGER AMERICAN
                                                                            VALUE--                     SMALL CAPITALIZATION--
                                                                         INITIAL CLASS                      CLASS O SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    81,561       $  (421,367)      $  (140,147)      $  (140,391)
     Net realized gain (loss) on investments................       2,776,171         2,172,872           217,219           (71,347)
     Realized gain distribution received....................       3,245,539           650,698                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (5,434,882)        4,758,209         1,534,354         1,954,255
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         668,389         7,160,412         1,611,426         1,742,517
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         692,565           712,384           100,696           234,072
     Policyowners' surrenders...............................      (6,661,936)       (6,236,180)       (1,917,606)       (1,711,163)
     Policyowners' annuity and death benefits...............        (495,371)         (908,669)          (51,567)         (203,223)
     Net transfers from (to) Fixed Account..................        (316,219)         (209,430)          (57,882)          (60,352)
     Transfers between Investment Divisions.................      (1,859,710)       (1,454,507)         (308,546)          575,925
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (8,640,671)       (8,096,402)       (2,234,905)       (1,164,741)
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (2,997)          (25,908)           (4,816)           (8,088)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (7,975,279)         (961,898)         (628,295)          569,688

NET ASSETS:
     Beginning of period....................................      44,463,532        45,425,430        10,670,943        10,101,255
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $36,488,253       $44,463,532       $10,042,648       $10,670,943
                                                                 ===========       ===========       ===========       ===========







                                                                        FIDELITY(R) VIP                     FIDELITY(R) VIP
                                                                        EQUITY-INCOME--                        MID CAP--
                                                                         INITIAL CLASS                      SERVICE CLASS 2
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    95,031       $   527,813       $   (73,993)      $ (102,685)
     Net realized gain (loss) on investments................         520,116           447,078           345,771          482,888
     Realized gain distribution received....................       1,930,349         3,122,092           854,226        1,040,031
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,297,377)          340,666            55,709         (566,649)
                                                                 -----------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................         248,119         4,437,649         1,181,713          853,585
                                                                 -----------       -----------       -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         625,387           613,880           306,370          360,003
     Policyowners' surrenders...............................      (3,898,215)       (3,697,614)       (1,168,625)        (997,638)
     Policyowners' annuity and death benefits...............        (536,201)         (442,038)         (152,461)          (2,275)
     Net transfers from (to) Fixed Account..................        (212,711)          (90,684)           10,014          (17,191)
     Transfers between Investment Divisions.................        (385,835)          120,007          (123,608)         642,610
                                                                 -----------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................      (4,407,575)       (3,496,449)       (1,128,310)         (14,491)
                                                                 -----------       -----------       -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (1,272)          (16,453)           (3,940)          (4,485)
                                                                 -----------       -----------       -----------       ----------
          Increase (decrease) in net assets.................      (4,160,728)          924,747            49,463          834,609

NET ASSETS:
     Beginning of period....................................      26,912,704        25,987,957         8,917,733        8,083,124
                                                                 -----------       -----------       -----------       ----------
     End of period..........................................     $22,751,976       $26,912,704       $ 8,967,196       $8,917,733
                                                                 ===========       ===========       ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES








                                         COLUMBIA SMALL CAP                DREYFUS IP
              CVS CALVERT                   VALUE FUND,                    TECHNOLOGY                 FIDELITY(R) VIP
            SOCIAL BALANCED              VARIABLE SERIES--                  GROWTH--                  CONTRAFUND(R)--
               PORTFOLIO                      CLASS B                    INITIAL SHARES                INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   18,659     $   19,322     $  (21,363)    $  (17,661)    $  (12,018)    $  (14,050)    $  (225,623)   $   (16,034)
          118,806           (440)        84,637         99,155         84,617         20,670       2,368,433      2,261,050
          104,243         38,755        222,651         55,324             --             --      13,282,767      4,489,078

         (205,775)       105,341       (349,670)       123,969         36,905         26,598      (7,113,876)    (1,270,236)
       ----------     ----------     ----------     ----------     ----------     ----------     -----------    -----------

           35,933        162,978        (63,745)       260,787        109,504         33,218       8,311,701      5,463,858
       ----------     ----------     ----------     ----------     ----------     ----------     -----------    -----------

           33,176          6,185         49,213         94,917         21,714         21,428       1,344,095      1,196,111
         (342,065)      (325,061)      (432,960)      (322,362)       (88,586)      (252,705)     (7,948,728)    (7,844,757)
           (5,204)       (54,250)        (7,549)        (3,014)        (9,588)        (3,200)       (364,844)      (714,913)
            2,120            833         11,151         14,261          3,371          1,348        (175,248)       (28,280)
         (134,087)      (136,355)       (25,202)     1,014,974         92,800        (64,602)     (1,926,717)       541,712
       ----------     ----------     ----------     ----------     ----------     ----------     -----------    -----------
         (446,060)      (508,648)      (405,347)       798,776         19,711       (297,731)     (9,071,442)    (6,850,127)
       ----------     ----------     ----------     ----------     ----------     ----------     -----------    -----------


             (157)          (692)           230           (958)          (417)          (150)        (29,065)       (27,647)
       ----------     ----------     ----------     ----------     ----------     ----------     -----------    -----------
         (410,284)      (346,362)      (468,862)     1,058,605        128,798       (264,663)       (788,806)    (1,413,916)


        2,245,502      2,591,864      2,186,042      1,127,437      1,016,508      1,281,171      55,525,296     56,939,212
       ----------     ----------     ----------     ----------     ----------     ----------     -----------    -----------
       $1,835,218     $2,245,502     $1,717,180     $2,186,042     $1,145,306     $1,016,508     $54,736,490    $55,525,296
       ==========     ==========     ==========     ==========     ==========     ==========     ===========    ===========






                                            JANUS ASPEN
              JANUS ASPEN                 SERIES WORLDWIDE              MFS(R) INVESTORS                   MFS(R)
           SERIES BALANCED--                  GROWTH--                   TRUST SERIES--              RESEARCH SERIES--
          INSTITUTIONAL SHARES          INSTITUTIONAL SHARES             INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   429,699    $   308,697    $  (159,082)   $   123,400    $   (5,543)    $   (9,689)    $   (9,609)    $  (13,384)
           691,314       (599,793)    (2,802,536)    (6,902,349)       93,113          5,608         72,958        (30,986)
                --             --             --             --        10,434             --             --             --

         2,065,132      3,755,693      5,305,460     11,203,679         5,873        136,448        123,806        185,925
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------

         3,186,145      3,464,597      2,343,842      4,424,730       103,877        132,367        187,155        141,555
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------

           812,060        834,362        541,717        474,982        45,966         27,021         15,417         15,547
        (5,365,867)    (5,582,826)    (3,710,234)    (4,565,480)     (302,863)      (178,554)      (281,701)      (238,611)
          (326,514)      (698,636)      (331,921)      (459,253)       (3,188)            --             --        (11,183)
          (241,230)      (246,308)      (205,285)      (217,307)          531        (13,950)        (3,584)         4,254
        (1,709,948)    (2,265,273)    (1,260,823)    (2,837,990)       35,770        (67,433)       (42,996)      (115,609)
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------
        (6,831,499)    (7,958,681)    (4,966,546)    (7,605,048)     (223,784)      (232,916)      (312,864)      (345,602)
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------


           (10,862)       (13,398)        (9,302)       (14,205)         (339)          (536)          (638)          (678)
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------
        (3,656,216)    (4,507,482)    (2,632,006)    (3,194,523)     (120,246)      (101,085)      (126,347)      (204,725)


        37,741,916     42,249,398     28,916,421     32,110,944     1,220,938      1,322,023      1,681,453      1,886,178
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------
       $34,085,700    $37,741,916    $26,284,415    $28,916,421    $1,100,692     $1,220,938     $1,555,106     $1,681,453
       ===========    ===========    ===========    ===========    ==========     ==========     ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                            MFS(R)                         NEUBERGER BERMAN
                                                                      UTILITIES SERIES--                      AMT MID-CAP
                                                                         SERVICE CLASS                 GROWTH PORTFOLIO--CLASS S
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (105,535)      $    57,015       $  (12,359)        $ (7,801)
     Net realized gain (loss) on investments................         669,018           419,449           69,879           59,168
     Realized gain distribution received....................       1,226,695           412,402               --               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       2,392,203         2,085,789           97,234            9,606
                                                                 -----------       -----------       ----------         --------
       Net increase (decrease) in net assets resulting from
          operations........................................       4,182,381         2,974,655          154,754           60,973
                                                                 -----------       -----------       ----------         --------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,548,280           534,428           43,076           13,787
     Policyowners' surrenders...............................      (1,796,235)       (1,457,146)         (55,782)         (28,383)
     Policyowners' annuity and death benefits...............        (178,321)          (62,924)            (387)          (3,377)
     Net transfers from (to) Fixed Account..................         173,329            61,792            3,373              (67)
     Transfers between Investment Divisions.................       4,622,442         2,472,001          466,206           35,723
                                                                 -----------       -----------       ----------         --------
       Net contributions and (withdrawals)..................       4,369,495         1,548,151          456,486           17,683
                                                                 -----------       -----------       ----------         --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (10,549)           (9,980)            (527)            (291)
                                                                 -----------       -----------       ----------         --------
          Increase (decrease) in net assets.................       8,541,327         4,512,826          610,713           78,365

NET ASSETS:
     Beginning of period....................................      14,050,512         9,537,686          603,612          525,247
                                                                 -----------       -----------       ----------         --------
     End of period..........................................     $22,591,839       $14,050,512       $1,214,325         $603,612
                                                                 ===========       ===========       ==========         ========






                                                                          VAN KAMPEN                            VICTORY
                                                                              UIF                                 VIF
                                                                       EMERGING MARKETS                   DIVERSIFIED STOCK--
                                                                        EQUITY--CLASS I                     CLASS A SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (128,376)      $   (60,157)      $   (8,250)       $   (9,652)
     Net realized gain (loss) on investments................       1,774,314         1,058,645           70,955            25,052
     Realized gain distribution received....................       1,644,585           261,022          106,533            27,920
     Change in unrealized appreciation (depreciation) on
       investments..........................................       1,512,315         2,022,555          (60,817)           65,639
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       4,802,838         3,282,065          108,421           108,959
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         500,369           213,375           11,965            20,234
     Policyowners' surrenders...............................      (1,737,732)       (1,166,020)        (271,587)         (149,913)
     Policyowners' annuity and death benefits...............         (71,720)          (97,464)            (388)           (1,162)
     Net transfers from (to) Fixed Account..................         (35,116)           98,803            1,803            (8,333)
     Transfers between Investment Divisions.................       1,073,160         1,398,746          202,172           470,928
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................        (271,039)          447,440          (56,035)          331,754
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (17,664)          (13,333)            (327)             (385)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................       4,514,135         3,716,172           52,059           440,328

NET ASSETS:
     Beginning of period....................................      12,849,664         9,133,492        1,178,366           738,038
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $17,363,799       $12,849,664       $1,230,425        $1,178,366
                                                                 ===========       ===========       ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES








                 ROYCE                         ROYCE
               MICRO-CAP                     SMALL-CAP                   T. ROWE PRICE                    VAN ECK
              PORTFOLIO--                   PORTFOLIO--                  EQUITY INCOME                   WORLDWIDE
            INVESTMENT CLASS              INVESTMENT CLASS                 PORTFOLIO                    HARD ASSETS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $    5,932     $  (12,254)    $  (19,114)    $  (13,687)    $    67,820    $    45,469    $  (185,696)   $  (142,487)
           20,785         41,989         54,960         17,153       1,234,360        595,579      1,247,090      1,175,125
          203,416         89,609         64,596         62,677         974,047        477,749      1,680,944        528,303

         (192,422)        30,928       (153,491)        55,589      (1,886,057)     1,667,185      2,842,128        409,092
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------

           37,711        150,272        (53,049)       121,732         390,170      2,785,982      5,584,466      1,970,033
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------

          105,179        111,968         41,708         62,276         535,634        395,038        529,300        614,864
         (212,827)      (165,107)      (256,220)      (213,758)     (2,933,596)    (2,970,878)    (1,793,221)    (1,323,663)
          (34,323)            --        (36,892)        (8,423)       (205,864)      (116,557)      (198,085)       (28,570)
           10,293         21,639          7,495         10,783          (8,696)        62,806         62,662        112,741
          719,572      1,347,278        283,798        890,586          86,915        697,852      2,117,308      3,298,399
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------
          587,894      1,315,778         39,889        741,464      (2,525,607)    (1,931,739)       717,964      2,673,771
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------


             (369)          (550)           142           (502)         (1,642)       (10,163)       (16,852)       (11,297)
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------
          625,236      1,465,500        (13,018)       862,694      (2,137,079)       844,080      6,285,578      4,632,507


        1,777,587        312,087      1,390,975        528,281      17,858,172     17,014,092     12,608,163      7,975,656
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------
       $2,402,823     $1,777,587     $1,377,957     $1,390,975     $15,721,093    $17,858,172    $18,893,741    $12,608,163
       ==========     ==========     ==========     ==========     ===========    ===========    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007





                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $7,367,009        $22,916,845      $117,341,340
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            636              2,509            42,217

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         23,251             72,675           377,242
     Administrative charges...........          1,938              6,056            31,437
                                           ----------        -----------      ------------
       Total net assets...............     $7,342,456        $22,840,623      $116,974,878
                                           ==========        ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $7,342,456        $22,840,623      $116,974,878
                                           ==========        ===========      ============

     Variable accumulation unit
       value..........................     $    11.55        $     18.57      $      26.14
                                           ==========        ===========      ============


Identified Cost of Investment.........     $7,313,496        $22,284,431      $132,198,228
                                           ==========        ===========      ============







                                                             MAINSTAY VP
                                           MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                             GROWTH           CORPORATE        ICAP SELECT
                                          ALLOCATION--         BOND--           EQUITY--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $5,382,710        $86,033,983       $11,313,284
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          5,697            (60,794)           23,173

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         16,131            274,220            35,577
     Administrative charges...........          1,344             22,852             2,965
                                           ----------        -----------       -----------
       Total net assets...............     $5,370,932        $85,676,117       $11,297,915
                                           ==========        ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $5,370,932        $85,676,117       $11,297,915
                                           ==========        ===========       ===========

     Variable accumulation unit
       value..........................     $    11.97        $     26.15       $     15.10
                                           ==========        ===========       ===========


Identified Cost of Investment.........     $5,219,793        $76,811,965       $10,444,978
                                           ==========        ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES






                          MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
           CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
        MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $22,379,656       $69,838,246       $5,148,771        $15,734,172       $3,729,514        $7,605,023        $19,529,367
             76,975                --               --                 --               --            38,891                 --

             (5,664)          100,782              335             14,017           32,978               468              4,009



             65,241           221,304           14,537             49,800           12,021            25,122             62,646
              5,437            18,442            1,211              4,150            1,002             2,093              5,221
        -----------       -----------       ----------        -----------       ----------        ----------        -----------
        $22,380,289       $69,699,282       $5,133,358        $15,694,239       $3,749,469        $7,617,167        $19,465,509
        ===========       ===========       ==========        ===========       ==========        ==========        ===========


        $22,380,289       $69,699,282       $5,133,358        $15,694,239       $3,749,469        $7,617,167        $19,465,509
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $      1.44       $     32.60       $    11.19        $     22.92       $    15.88        $    10.65        $     18.80
        ===========       ===========       ==========        ===========       ==========        ==========        ===========


        $22,379,768       $72,959,817       $5,057,011        $12,210,546       $2,680,986        $7,887,572        $19,437,168
        ===========       ===========       ==========        ===========       ==========        ==========        ===========







                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
       INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
         EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $23,090,029       $7,748,439        $10,507,128       $14,372,589       $14,781,639       $12,229,765       $12,706,919
                 --               --                 --                --                --                --                --

             (1,915)             718            (14,717)              359              (512)            3,458             7,689



             73,851           24,588             33,136            45,822            46,157            35,819            39,151
              6,154            2,049              2,761             3,819             3,846             2,985             3,263
        -----------       ----------        -----------       -----------       -----------       -----------       -----------
        $23,008,109       $7,722,520        $10,456,514       $14,323,307       $14,731,124       $12,194,419       $12,672,194
        ===========       ==========        ===========       ===========       ===========       ===========       ===========


        $23,008,109       $7,722,520        $10,456,514       $14,323,307       $14,731,124       $12,194,419       $12,672,194
        ===========       ==========        ===========       ===========       ===========       ===========       ===========

        $     25.24       $    16.14        $     17.74       $     16.98       $     13.98       $     11.56       $     11.89
        ===========       ==========        ===========       ===========       ===========       ===========       ===========


        $18,262,881       $5,951,050        $ 9,969,739       $11,402,916       $14,527,660       $11,794,282       $12,071,382
        ===========       ==========        ===========       ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                             S&P 500          SMALL CAP           TOTAL
                                             INDEX--          GROWTH--          RETURN--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......    $133,181,924       $4,476,427        $75,748,863
  Dividends due and accrued...........              --               --                 --
  Net receivable from (payable to) New
     York Life Insurance  and Annuity
     Corporation......................          16,528            1,308            (16,367)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         422,402           14,117            240,713
     Administrative charges...........          35,200            1,176             20,059
                                          ------------       ----------        -----------
       Total net assets...............    $132,740,850       $4,462,442        $75,471,724
                                          ============       ==========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........    $132,740,850       $4,462,442        $75,471,724
                                          ============       ==========        ===========

     Variable accumulation unit
       value..........................    $      34.75       $    10.86        $     26.08
                                          ============       ==========        ===========


Identified Cost of Investment.........    $113,444,407       $4,502,525        $79,212,118
                                          ============       ==========        ===========






                                                                                 JANUS ASPEN
                                                              JANUS ASPEN          SERIES
                                           FIDELITY(R)          SERIES            WORLDWIDE
                                               VIP            BALANCED--          GROWTH--
                                            MID CAP--        INSTITUTIONAL      INSTITUTIONAL
                                          SERVICE CLASS 2       SHARES             SHARES
                                         ----------------------------------------------------

ASSETS:
  Investment, at net asset value......     $15,364,934        $61,341,457        $40,332,772
  Dividends due and accrued...........              --                 --                 --
  Net receivable from (payable to) New
     York Life Insurance  and Annuity
     Corporation......................          (3,602)            72,709             (9,052)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          48,527            196,651            128,617
     Administrative charges...........           4,044             16,388             10,718
                                           -----------        -----------        -----------
       Total net assets...............     $15,308,761        $61,201,127        $40,184,385
                                           ===========        ===========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $15,308,761        $61,201,127        $40,184,385
                                           ===========        ===========        ===========

     Variable accumulation unit
       value..........................     $     20.70        $     26.10        $     20.24
                                           ===========        ===========        ===========


Identified Cost of Investment.........     $13,750,476        $50,391,347        $48,505,557
                                           ===========        ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES




                                                                 COLUMBIA
                             ALGER               CVS             SMALL CAP                          FIDELITY(R)        FIDELITY(R)
                           AMERICAN            CALVERT          VALUE FUND,       DREYFUS IP            VIP                VIP
        MAINSTAY VP          SMALL             SOCIAL            VARIABLE         TECHNOLOGY          CONTRA-            EQUITY-
          VALUE--       CAPITALIZATION        BALANCED           SERIES--          GROWTH--          FUND(R)--          INCOME--
       INITIAL CLASS    CLASS O SHARES        PORTFOLIO           CLASS B       INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------


        $47,256,925       $15,158,278        $4,547,857         $2,229,649        $2,299,480        $87,088,110        $30,394,670
                 --                --                --                 --                --                 --                 --

            (49,953)          (54,426)           (4,024)            (5,505)             (974)            47,828             (3,796)



            147,987            50,059            14,978              7,215             7,446            282,662             95,125
             12,332             4,172             1,248                601               621             23,555              7,927
        -----------       -----------        ----------         ----------        ----------        -----------        -----------
        $47,046,653       $15,049,621        $4,527,607         $2,216,328        $2,290,439        $86,829,721        $30,287,822
        ===========       ===========        ==========         ==========        ==========        ===========        ===========


        $47,046,653       $15,049,621        $4,527,607         $2,216,328        $2,290,439        $86,829,721        $30,287,822
        ===========       ===========        ==========         ==========        ==========        ===========        ===========

        $     25.50       $     15.80        $    21.15         $    12.47        $    10.29        $     30.54        $     22.19
        ===========       ===========        ==========         ==========        ==========        ===========        ===========


        $40,048,734       $10,174,467        $4,248,248         $2,421,099        $1,924,965        $81,807,020        $30,008,784
        ===========       ===========        ==========         ==========        ==========        ===========        ===========






                                                               NEUBERGER
                                                                BERMAN             ROYCE             ROYCE
          MFS(R)            MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE
         INVESTORS         RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY
      TRUST SERIES--       SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME
       INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S            CLASS             CLASS           PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------------


        $1,580,125        $2,366,425        $32,072,756       $1,243,469        $2,799,152        $1,766,506        $24,024,400
                --                --                 --               --                --                --                 --

            (2,977)              192             33,226            1,460            (5,988)              879             (5,614)



             5,180             7,614            102,796            3,894             8,982             5,462             76,448
               432               635              8,566              325               748               455              6,371
        ----------        ----------        -----------       ----------        ----------        ----------        -----------
        $1,571,536        $2,358,368        $31,994,620       $1,240,710        $2,783,434        $1,761,468        $23,935,967
        ==========        ==========        ===========       ==========        ==========        ==========        ===========


        $1,571,536        $2,358,368        $31,994,620       $1,240,710        $2,783,434        $1,761,468        $23,935,967
        ==========        ==========        ===========       ==========        ==========        ==========        ===========

        $    12.28        $    13.01        $     24.16       $    17.11        $    14.76        $    12.38        $     17.29
        ==========        ==========        ===========       ==========        ==========        ==========        ===========


        $1,163,050        $1,711,322        $24,254,224       $1,069,889        $3,008,784        $1,855,724        $21,939,432
        ==========        ==========        ===========       ==========        ==========        ==========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007



                                                             VAN KAMPEN
                                                                 UIF             VICTORY
                                             VAN ECK          EMERGING             VIF
                                            WORLDWIDE          MARKETS         DIVERSIFIED
                                              HARD            EQUITY--       STOCK--CLASS A
                                             ASSETS            CLASS I           SHARES
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $24,165,355       $22,828,518       $1,593,056
  Dividends due and accrued...........              --                --               --
  Net receivable from (payable to) New
     York Life Insurance  and Annuity
     Corporation......................          33,030            16,713              775

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          79,038            79,682            4,992
     Administrative charges...........           6,587             6,640              416
                                           -----------       -----------       ----------
       Total net assets...............     $24,112,760       $22,758,909       $1,588,423
                                           ===========       ===========       ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $24,112,760       $22,758,909       $1,588,423
                                           ===========       ===========       ==========

     Variable accumulation unit
       value..........................     $     40.34       $     31.74       $    14.48
                                           ===========       ===========       ==========


Identified Cost of Investment.........     $16,929,689       $12,966,175       $1,475,086
                                           ===========       ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2007






                                                                               MAINSTAY VP
                                            MAINSTAY VP      MAINSTAY VP         CAPITAL
                                            BALANCED--          BOND--       APPRECIATION--
                                           SERVICE CLASS    INITIAL CLASS     INITIAL CLASS
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   148,275      $   831,820      $    163,259
  Mortality and expense risk charges....        (92,230)        (281,717)       (1,493,738)
  Administrative charges................         (7,686)         (23,476)         (124,478)
                                            -----------      -----------      ------------
       Net investment income (loss).....         48,359          526,627        (1,454,957)
                                            -----------      -----------      ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,786,579        4,134,485        25,591,437
  Cost of investments sold..............     (1,622,191)      (4,052,732)      (22,249,328)
                                            -----------      -----------      ------------
       Net realized gain (loss) on
          investments...................        164,388           81,753         3,342,109
  Realized gain distribution received...        267,629               --                --
  Change in unrealized appreciation
     (depreciation) on
     investments........................       (391,143)         560,850        11,354,589
                                            -----------      -----------      ------------
       Net gain (loss) on investments...         40,874          642,603        14,696,698
                                            -----------      -----------      ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $    89,233      $ 1,169,230      $ 13,241,741
                                            ===========      ===========      ============







                                                             MAINSTAY VP
                                            MAINSTAY VP       HIGH YIELD      MAINSTAY VP
                                              GROWTH          CORPORATE       ICAP SELECT
                                           ALLOCATION--         BOND--         EQUITY--
                                           SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $    50,019      $  5,928,976     $   51,721
  Mortality and expense risk charges....        (52,938)       (1,122,955)       (95,536)
  Administrative charges................         (4,412)          (93,580)        (7,961)
                                            -----------      ------------     ----------
       Net investment income (loss).....         (7,331)        4,712,441        (51,776)
                                            -----------      ------------     ----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,217,068        15,585,591      1,238,182
  Cost of investments sold..............     (1,047,106)      (13,229,567)      (883,486)
                                            -----------      ------------     ----------
       Net realized gain (loss) on
          investments...................        169,692         2,356,024        354,696
  Realized gain distribution received...        196,372                --        341,731
  Change in unrealized appreciation
     (depreciation) on
     investments........................        (13,423)       (6,065,520)      (325,003)
                                            -----------      ------------     ----------
       Net gain (loss) on investments...        352,911        (3,709,496)       371,424
                                            -----------      ------------     ----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $   345,580      $  1,002,945     $  319,648
                                            ===========      ============     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









                        MAINSTAY VP      MAINSTAY VP                      MAINSTAY VP
        MAINSTAY VP       COMMON        CONSERVATIVE      MAINSTAY VP     DEVELOPING      MAINSTAY VP      MAINSTAY VP
           CASH           STOCK--       ALLOCATION--     CONVERTIBLE--     GROWTH--     FLOATING RATE--    GOVERNMENT--
        MANAGEMENT     INITIAL CLASS    SERVICE CLASS    INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $    927,209    $    895,117       $ 126,520       $   349,750      $      --      $   507,965      $   951,716
           (235,771)       (904,939)        (43,863)         (188,483)       (38,223)         (96,605)        (244,349)
            (19,648)        (75,412)         (3,655)          (15,707)        (3,185)          (8,050)         (20,363)
       ------------    ------------       ---------       -----------      ---------      -----------      -----------
            671,790         (85,234)         79,002           145,560        (41,408)         403,310          687,004
       ------------    ------------       ---------       -----------      ---------      -----------      -----------


         10,247,113      13,066,905         672,466         3,142,801        868,422        3,403,073        4,351,728
        (10,247,219)    (12,134,993)       (613,558)       (2,367,611)      (513,703)      (3,501,851)      (4,423,983)
       ------------    ------------       ---------       -----------      ---------      -----------      -----------
               (106)        931,912          58,908           775,190        354,719          (98,778)         (72,255)
                 --       5,329,424          76,259           391,681        144,023               --               --

                205      (3,143,453)        (17,444)          673,450        464,787         (269,184)         422,492
       ------------    ------------       ---------       -----------      ---------      -----------      -----------
                 99       3,117,883         117,723         1,840,321        963,529         (367,962)         350,237
       ------------    ------------       ---------       -----------      ---------      -----------      -----------

       $    671,889    $  3,032,649       $ 196,725       $ 1,985,881      $ 922,121      $    35,348      $ 1,037,241
       ============    ============       =========       ===========      =========      ===========      ===========








        MAINSTAY VP     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
         INCOME &      INTERNATIONAL      LARGE CAP         MID CAP         MID CAP         MID CAP          MODERATE
         GROWTH--        EQUITY--         GROWTH--          CORE--         GROWTH--         VALUE--        ALLOCATION--
       INITIAL CLASS   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------


        $   122,549     $   161,370      $     1,442      $    43,070     $        --     $   164,499       $ 241,242
            (41,831)       (290,071)         (87,247)        (135,014)       (180,851)       (205,733)       (109,320)
             (3,486)        (24,172)          (7,271)         (11,251)        (15,071)        (17,144)         (9,110)
        -----------     -----------      -----------      -----------     -----------     -----------       ---------
             77,232        (152,873)         (93,076)        (103,195)       (195,922)        (58,378)        122,812
        -----------     -----------      -----------      -----------     -----------     -----------       ---------


          5,952,696       3,547,050        1,606,473        2,027,437       3,557,343       3,537,399         602,830
         (5,660,323)     (2,446,746)      (1,766,588)      (1,378,507)     (2,104,334)     (2,194,623)       (540,599)
        -----------     -----------      -----------      -----------     -----------     -----------       ---------
            292,373       1,100,304         (160,115)         648,930       1,453,009       1,342,776          62,231
            801,117       1,497,078               --        1,046,312       1,004,243       1,336,985         246,951

         (1,222,627)     (1,607,014)       1,567,083       (1,172,810)       (234,615)     (2,885,608)        135,031
        -----------     -----------      -----------      -----------     -----------     -----------       ---------
           (129,137)        990,368        1,406,968          522,432       2,222,637        (205,847)        444,213
        -----------     -----------      -----------      -----------     -----------     -----------       ---------

        $   (51,905)    $   837,495      $ 1,313,892      $   419,237     $ 2,026,715     $  (264,225)      $ 567,025
        ===========     ===========      ===========      ===========     ===========     ===========       =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007




                                            MAINSTAY VP
                                             MODERATE                         MAINSTAY VP
                                              GROWTH         MAINSTAY VP       SMALL CAP
                                           ALLOCATION--    S&P 500 INDEX--     GROWTH--
                                           SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   201,317      $  2,214,950     $        --
  Mortality and expense risk charges....       (131,675)       (1,745,796)        (64,731)
  Administrative charges................        (10,973)         (145,483)         (5,394)
                                            -----------      ------------     -----------
       Net investment income (loss).....         58,669           323,671         (70,125)
                                            -----------      ------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,438,730        27,698,930       1,827,129
  Cost of investments sold..............     (1,250,202)      (21,363,158)     (1,431,272)
                                            -----------      ------------     -----------
       Net realized gain (loss) on
          investments...................        188,528         6,335,772         395,857
  Realized gain distribution received...        381,367                --         352,156
  Change in unrealized appreciation
     (depreciation) on
     investments........................        156,317          (630,680)       (861,012)
                                            -----------      ------------     -----------
       Net gain (loss) on investments...        726,212         5,705,092        (112,999)
                                            -----------      ------------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $   784,881      $  6,028,763     $  (183,124)
                                            ===========      ============     ===========







                                            FIDELITY(R)                       JANUS ASPEN
                                                VIP            FIDELITY         SERIES
                                              EQUITY-            VIP          BALANCED--
                                             INCOME--         MID CAP--      INSTITUTIONAL
                                           INITIAL CLASS   SERVICE CLASS 2      SHARES
                                          ------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   576,950      $    74,661     $  1,587,546
  Mortality and expense risk charges....       (402,170)        (181,716)        (761,451)
  Administrative charges................        (33,514)         (15,143)         (63,454)
                                            -----------      -----------     ------------
       Net investment income (loss).....        141,266         (122,198)         762,641
                                            -----------      -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      5,450,349        2,936,957       11,639,724
  Cost of investments sold..............     (4,754,935)      (2,340,784)     (11,067,807)
                                            -----------      -----------     ------------
       Net realized gain (loss) on
          investments...................        695,414          596,173          571,917
  Realized gain distribution received...      2,544,207        1,365,300               --
  Change in unrealized appreciation
     (depreciation) on
     investments........................     (3,156,698)         102,865        4,245,577
                                            -----------      -----------     ------------
       Net gain (loss) on investments...         82,923        2,064,338        4,817,494
                                            -----------      -----------     ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $   224,189      $ 1,942,140     $  5,580,135
                                            ===========      ===========     ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES







                                                                        COLUMBIA SMALL
                                            ALGER             CVS          CAP VALUE
        MAINSTAY VP                       AMERICAN          CALVERT          FUND,         DREYFUS IP      FIDELITY(R)
           TOTAL        MAINSTAY VP         SMALL           SOCIAL         VARIABLE        TECHNOLOGY          VIP
         RETURN--         VALUE--     CAPITALIZATION--     BALANCED        SERIES--         GROWTH--     CONTRAFUND(R)--
       INITIAL CLASS   INITIAL CLASS   CLASS O SHARES      PORTFOLIO        CLASS B      INITIAL SHARES   INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $  1,737,564     $   801,705      $        --      $   111,692      $   6,757       $      --       $    786,248
           (969,091)       (629,197)        (188,984)         (61,715)       (31,123)        (27,505)        (1,035,427)
            (80,757)        (52,433)         (15,749)          (5,143)        (2,593)         (2,292)           (86,286)
       ------------     -----------      -----------      -----------      ---------       ---------       ------------
            687,716         120,075         (204,733)          44,834        (26,959)        (29,797)          (335,465)
       ------------     -----------      -----------      -----------      ---------       ---------       ------------

         15,386,700       9,657,397        3,223,326        1,110,589        858,806         559,509         13,750,679
        (13,969,947)     (7,221,945)      (2,708,169)      (1,108,912)      (732,290)       (476,997)        (9,586,674)
       ------------     -----------      -----------      -----------      ---------       ---------       ------------
          1,416,753       2,435,452          515,157            1,677        126,516          82,512          4,164,005
          5,262,654       4,149,323               --          255,601        272,727              --         21,013,955

         (2,435,819)     (6,002,119)       2,010,849         (228,666)      (452,605)        226,012        (11,942,653)
       ------------     -----------      -----------      -----------      ---------       ---------       ------------
          4,243,588         582,656        2,526,006           28,612        (53,362)        308,524         13,235,307
       ------------     -----------      -----------      -----------      ---------       ---------       ------------

       $  4,931,304     $   702,731      $ 2,321,273      $    73,446      $ (80,321)      $ 278,727       $ 12,899,842
       ============     ===========      ===========      ===========      =========       =========       ============






        JANUS ASPEN                                                        NEUBERGER
          SERIES          MFS(R)                                            BERMAN           ROYCE            ROYCE
         WORLDWIDE       INVESTORS         MFS(R)           MFS(R)        AMT MID-CAP      MICRO-CAP        SMALL-CAP
         GROWTH--          TRUST          RESEARCH         UTILITIES        GROWTH        PORTFOLIO--      PORTFOLIO--
       INSTITUTIONAL     SERIES--         SERIES--         SERIES--       PORTFOLIO--      INVESTMENT       INVESTMENT
          SHARES       INITIAL CLASS    INITIAL CLASS    SERVICE CLASS      CLASS S          CLASS            CLASS
      ------------------------------------------------------------------------------------------------------------------


       $    321,032      $  13,650        $  16,847       $   216,088      $      --       $  42,179        $     925
           (522,039)       (20,195)         (29,205)         (335,734)       (13,165)        (34,215)         (22,281)
            (43,503)        (1,683)          (2,434)          (27,978)        (1,097)         (2,851)          (1,857)
       ------------      ---------        ---------       -----------      ---------       ---------        ---------
           (244,510)        (8,228)         (14,792)         (147,624)       (14,262)          5,113          (23,213)
       ------------      ---------        ---------       -----------      ---------       ---------        ---------

          8,792,459        648,088          513,093         3,104,018        409,877         981,158          396,656
        (12,119,765)      (569,546)        (447,757)       (2,014,218)      (282,357)       (894,121)        (341,211)
       ------------      ---------        ---------       -----------      ---------       ---------        ---------
         (3,327,306)        78,542           65,336         1,089,800        127,520          87,037           55,445
                 --         13,844               --         1,855,322             --         240,346           80,505

          7,196,071         60,722          221,250         3,362,819         67,725        (265,487)        (174,584)
       ------------      ---------        ---------       -----------      ---------       ---------        ---------
          3,868,765        153,108          286,586         6,307,941        195,245          61,896          (38,634)
       ------------      ---------        ---------       -----------      ---------       ---------        ---------

       $  3,624,255      $ 144,880        $ 271,794       $ 6,160,317      $ 180,983       $  67,009        $ (61,847)
       ============      =========        =========       ===========      =========       =========        =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007



                                                                              VAN KAMPEN
                                                                                  UIF
                                           T. ROWE PRICE       VAN ECK         EMERGING
                                              EQUITY          WORLDWIDE         MARKETS
                                              INCOME             HARD          EQUITY--
                                             PORTFOLIO          ASSETS          CLASS I
                                          ------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   436,298      $    23,518      $    88,283
  Mortality and expense risk charges....       (307,604)        (242,258)        (238,860)
  Administrative charges................        (25,634)         (20,188)         (19,905)
                                            -----------      -----------      -----------
       Net investment income (loss).....        103,060         (238,928)        (170,482)
                                            -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      4,216,420        4,115,983        3,978,312
  Cost of investments sold..............     (3,041,412)      (2,216,416)      (1,580,537)
                                            -----------      -----------      -----------
       Net realized gain (loss) on
          investments...................      1,175,008        1,899,567        2,397,775
  Realized gain distribution received...      1,462,492        2,294,277        2,252,297
  Change in unrealized appreciation
     (depreciation) on
     investments........................     (2,203,730)       3,380,714        2,033,039
                                            -----------      -----------      -----------
       Net gain (loss) on investments...        433,770        7,574,558        6,683,111
                                            -----------      -----------      -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $   536,830      $ 7,335,630      $ 6,512,629
                                            ===========      ===========      ===========







                                              VICTORY
                                                VIF
                                            DIVERSIFIED
                                              STOCK--
                                          CLASS A SHARES
                                          --------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  10,131
  Mortality and expense risk charges....       (18,706)
  Administrative charges................        (1,559)
                                             ---------
       Net investment income (loss).....       (10,134)
                                             ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       305,223
  Cost of investments sold..............      (246,152)
                                             ---------
       Net realized gain (loss) on
          investments...................        59,071
  Realized gain distribution received...       126,374
  Change in unrealized appreciation
     (depreciation) on
     investments........................       (48,426)
                                             ---------
       Net gain (loss) on investments...       137,019
                                             ---------
          Net increase (decrease) in net
            assets resulting
            from operations.............     $ 126,885
                                             =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES






                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2007
and December 31, 2006






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    48,359       $   42,917        $   526,627       $   (51,182)
     Net realized gain (loss) on investments................         164,388           77,213             81,753           (77,156)
     Realized gain distribution received....................         267,629           71,456                 --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (391,143)         398,987            560,850           903,139
                                                                 -----------       ----------        -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          89,233          590,573          1,169,230           774,801
                                                                 -----------       ----------        -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         492,031          453,901          1,053,533         1,029,877
     Policyowners' surrenders...............................      (1,212,536)        (841,262)        (4,001,372)       (4,167,065)
     Policyowners' annuity and death benefits...............         (34,424)         (25,158)           (57,671)         (139,079)
     Net transfers from (to) Fixed Account..................         (10,679)          12,919           (126,255)         (343,944)
     Transfers between Investment Divisions.................         482,812        1,806,793            200,240        (1,340,781)
                                                                 -----------       ----------        -----------       -----------
       Net contributions and (withdrawals)..................        (282,796)       1,407,193         (2,931,525)       (4,960,992)
                                                                 -----------       ----------        -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (319)          (2,155)            (3,652)           (2,744)
                                                                 -----------       ----------        -----------       -----------
          Increase (decrease) in net assets.................        (193,882)       1,995,611         (1,765,947)       (4,188,935)

NET ASSETS:
     Beginning of period....................................       7,536,338        5,540,727         24,606,570        28,795,505
                                                                 -----------       ----------        -----------       -----------
     End of period..........................................     $ 7,342,456       $7,536,338        $22,840,623       $24,606,570
                                                                 ===========       ==========        ===========       ===========






                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                         DEVELOPING
                                                                         CONVERTIBLE--                         GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   145,560       $   162,849       $  (41,408)       $  (40,211)
     Net realized gain (loss) on investments................         775,190           299,642          354,719           284,727
     Realized gain distribution received....................         391,681                --          144,023                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         673,450           939,478          464,787            26,300
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,985,881         1,401,969          922,121           270,816
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         660,274           640,634          107,164           114,201
     Policyowners' surrenders...............................      (2,443,023)       (2,355,398)        (311,076)         (325,835)
     Policyowners' annuity and death benefits...............        (101,914)          (75,030)          (2,787)             (487)
     Net transfers from (to) Fixed Account..................         (39,860)          (81,808)         (96,428)          (17,484)
     Transfers between Investment Divisions.................        (273,527)         (223,873)         202,839           216,018
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................      (2,198,050)       (2,095,475)        (100,288)          (13,587)
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (6,868)           (6,556)          (2,903)           (1,524)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................        (219,037)         (700,062)         818,930           255,705

NET ASSETS:
     Beginning of period....................................      15,913,276        16,613,338        2,930,539         2,674,834
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $15,694,239       $15,913,276       $3,749,469        $2,930,539
                                                                 ===========       ===========       ==========        ==========




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









                                                                                                        MAINSTAY VP
              MAINSTAY VP                                                 MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--             MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--
             INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007          2006(A)
     -----------------------------------------------------------------------------------------------------------------------



      $ (1,454,957)  $ (1,322,930)   $   671,790    $   619,441   $    (85,234)  $   (596,691)   $   79,002     $    7,485
         3,342,109      5,327,993           (106)          (414)       931,912         47,881        58,908         12,125
                --             --             --             --      5,329,424      1,695,372        76,259          7,055

        11,354,589         45,598            205           (139)    (3,143,453)     9,767,127       (17,444)       109,205
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------


        13,241,741      4,050,661        671,889        618,888      3,032,649     10,913,689       196,725        135,870
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------

         4,217,737      4,856,540      2,241,603      2,219,349      2,359,660      2,409,383       549,848        226,814
       (16,481,226)   (19,866,159)    (8,239,942)    (5,670,261)    (9,819,278)    (9,563,953)     (464,481)      (104,428)
          (561,401)      (360,453)      (147,065)       (78,603)      (126,713)      (563,803)           --             --
          (637,566)    (1,673,057)      (350,042)      (564,435)      (432,732)      (807,532)       18,811         40,359
       (10,143,221)   (11,155,569)     9,511,531      2,534,330     (3,499,317)    (5,137,540)    2,306,197      2,228,603
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
       (23,605,677)   (28,198,698)     3,016,085     (1,559,620)   (11,518,380)   (13,663,445)    2,410,375      2,391,348
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------


           (51,436)       (31,460)        (2,373)        (2,217)       (11,207)       (42,473)         (620)          (340)
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
       (10,415,372)   (24,179,497)     3,685,601       (942,949)    (8,496,938)    (2,792,229)    2,606,480      2,526,878


       127,390,250    151,569,747     18,694,688     19,637,637     78,196,220     80,988,449     2,526,878             --
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
      $116,974,878   $127,390,250    $22,380,289    $18,694,688   $ 69,699,282   $ 78,196,220    $5,133,358     $2,526,878
      ============   ============    ===========    ===========   ============   ============    ==========     ==========






                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                      GROWTH                      HIGH YIELD
            FLOATING RATE--                 GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--
             SERVICE CLASS                 INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007          2006(A)         2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   403,310    $  207,114     $   687,004    $   (79,548)   $   (7,331)    $    1,674    $  4,712,441   $    528,609
           (98,778)      (10,874)        (72,255)      (131,732)      169,962          7,681       2,356,024     (2,307,237)
                --            --              --             --       196,372         18,274              --             --

          (269,184)       (7,896)        422,492        801,706       (13,423)       176,340      (6,065,520)    11,779,998
       -----------    ----------     -----------    -----------    ----------     ----------    ------------   ------------

            35,348       188,344       1,037,241        590,426       345,580        203,969       1,002,945     10,001,370
       -----------    ----------     -----------    -----------    ----------     ----------    ------------   ------------

         1,043,954       557,525         536,763        698,214       715,505        217,165       3,318,393      2,901,120
        (1,404,491)     (842,663)     (3,594,752)    (3,785,648)     (442,957)       (81,057)    (14,571,592)   (16,257,132)
            (8,224)      (16,836)       (180,445)      (155,060)           --             --        (403,944)      (577,641)
            (5,173)      259,872         (15,737)      (241,109)       28,015         20,566        (309,585)      (793,309)
         1,719,004     4,081,967         (70,543)      (844,462)    1,623,153      2,742,569      (1,263,289)    (4,423,172)
       -----------    ----------     -----------    -----------    ----------     ----------    ------------   ------------
         1,345,070     4,039,865      (3,324,714)    (4,328,065)    1,923,716      2,899,243     (13,230,017)   (19,150,134)
       -----------    ----------     -----------    -----------    ----------     ----------    ------------   ------------


              (470)         (573)         (3,152)        (2,243)       (1,042)          (534)         (2,354)       (27,973)
       -----------    ----------     -----------    -----------    ----------     ----------    ------------   ------------
         1,379,948     4,227,636      (2,290,625)    (3,739,882)    2,268,254      3,102,678     (12,229,426)    (9,176,737)


         6,237,219     2,009,583      21,756,134     25,496,016     3,102,678             --      97,905,543    107,082,280
       -----------    ----------     -----------    -----------    ----------     ----------    ------------   ------------
       $ 7,617,167    $6,237,219     $19,465,509    $21,756,134    $5,370,932     $3,102,678    $ 85,676,117   $ 97,905,543
       ===========    ==========     ===========    ===========    ==========     ==========    ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP
                                                                             ICAP                             MAINSTAY VP
                                                                        SELECT EQUITY--                    INCOME & GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (51,776)      $  (44,789)       $    77,232       $   (40,632)
     Net realized gain (loss) on investments................         354,696           74,141            292,373            43,010
     Realized gain distribution received....................         341,731           23,296            801,117            71,032
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (325,003)         688,246         (1,222,627)          735,825
                                                                 -----------       ----------        -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         319,648          740,894            (51,905)          809,235
                                                                 -----------       ----------        -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         495,838          148,684            121,658           237,793
     Policyowners' surrenders...............................      (1,130,544)        (388,422)          (609,610)         (775,392)
     Policyowners' annuity and death benefits...............         (24,115)              --            (14,931)          (23,196)
     Net transfers from (to) Fixed Account..................           6,601          (37,030)          (119,587)          (32,587)
     Transfers between Investment Divisions.................       6,568,795          299,828         (5,066,341)         (447,721)
                                                                 -----------       ----------        -----------       -----------
       Net contributions and (withdrawals)..................       5,916,575           23,060         (5,688,811)       (1,041,103)
                                                                 -----------       ----------        -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (922)          (2,772)               128            (3,391)
                                                                 -----------       ----------        -----------       -----------
          Increase (decrease) in net assets.................       6,235,301          761,182         (5,740,588)         (235,259)

NET ASSETS:
     Beginning of period....................................       5,062,614        4,301,432          5,740,588         5,975,847
                                                                 -----------       ----------        -----------       -----------
     End of period..........................................     $11,297,915       $5,062,614        $        --       $ 5,740,588
                                                                 ===========       ==========        ===========       ===========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                            MID CAP                            MODERATE
                                                                            VALUE--                          ALLOCATION--
                                                                         INITIAL CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007             2006(A)
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (58,378)      $  (209,302)      $   122,812       $   15,113
     Net realized gain (loss) on investments................       1,342,776           889,842            62,231            6,771
     Realized gain distribution received....................       1,336,985           220,854           246,951           17,442
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,885,608)        1,150,753           135,031          300,452
                                                                 -----------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (264,225)        2,052,147           567,025          339,778
                                                                 -----------       -----------       -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         806,365           907,666           800,133          357,072
     Policyowners' surrenders...............................      (2,748,565)       (2,073,578)         (781,272)         (65,896)
     Policyowners' annuity and death benefits...............         (10,320)          (12,799)           (5,325)              --
     Net transfers from (to) Fixed Account..................         (55,492)         (175,070)          158,767           78,971
     Transfers between Investment Divisions.................        (457,619)         (728,962)        5,324,411        5,423,489
                                                                 -----------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................      (2,465,631)       (2,082,743)        5,496,714        5,793,636
                                                                 -----------       -----------       -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             425            (7,531)           (1,821)            (913)
                                                                 -----------       -----------       -----------       ----------
          Increase (decrease) in net assets.................      (2,729,431)          (38,127)        6,061,918        6,132,501

NET ASSETS:
     Beginning of period....................................      17,460,555        17,498,682         6,132,501               --
                                                                 -----------       -----------       -----------       ----------
     End of period..........................................     $14,731,124       $17,460,555       $12,194,419       $6,132,501
                                                                 ===========       ===========       ===========       ==========




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES











                                            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                    LARGE CAP                      MID CAP                       MID CAP
         INTERNATIONAL EQUITY--               GROWTH--                       CORE--                       GROWTH--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (152,873)   $  (192,939)   $  (93,076)    $  (83,880)    $  (103,195)   $  (134,739)   $  (195,922)   $  (203,515)
         1,100,304        548,306      (160,115)      (612,349)        648,930        811,572      1,453,009      1,305,066
         1,497,078        210,133            --             --       1,046,312         65,598      1,004,243        262,054

        (1,607,014)     4,518,430     1,567,083      1,083,856      (1,172,810)       570,165       (234,615)      (303,999)
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------

           837,495      5,083,930     1,313,892        387,627         419,237      1,312,596      2,026,715      1,059,606
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------

         1,383,340      1,017,191       338,534        409,513         625,607        539,459        650,387        891,223
        (3,558,471)    (2,891,980)     (992,365)      (846,999)     (1,804,840)    (1,561,073)    (2,334,265)    (1,820,915)
           (16,547)       (27,958)      (27,505)        (2,354)         (4,795)          (526)       (20,917)        (6,203)
           (58,354)       (55,478)      (61,078)       (68,055)        (46,105)       (48,638)      (143,428)      (124,013)
         1,563,893      3,197,653       (36,394)        80,189         472,516      1,087,732       (692,849)       413,757
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------
          (686,139)     1,239,428      (778,808)      (427,706)       (757,617)        16,954     (2,541,072)      (646,151)
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------


            (2,784)       (16,741)       (4,226)        (2,209)         (1,251)        (5,106)        (6,812)        (6,986)
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------
           148,572      6,306,617       530,858        (42,288)       (339,631)     1,324,444       (521,169)       406,469


        22,859,537     16,552,920     7,191,662      7,233,950      10,796,145      9,471,701     14,844,476     14,438,007
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------
       $23,008,109    $22,859,537    $7,722,520     $7,191,662     $10,456,514    $10,796,145    $14,323,307    $14,844,476
       ===========    ===========    ==========     ==========     ===========    ===========    ===========    ===========




              MAINSTAY VP
                MODERATE                    MAINSTAY VP                   MAINSTAY VP
                 GROWTH                       S&P 500                      SMALL CAP                    MAINSTAY VP
              ALLOCATION--                    INDEX--                       GROWTH--                   TOTAL RETURN--
             SERVICE CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007          2006(A)         2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $    58,669    $   13,438    $    323,671   $ (1,212,996)   $   (70,125)   $  (86,711)   $    687,716   $   (654,003)
           188,528        12,641       6,335,772      5,967,007        395,857       425,477       1,416,753      2,583,676
           381,367        39,054              --             --        352,156            52       5,262,654      1,091,806

           156,317       479,220        (630,680)    15,111,690       (861,012)      (40,537)     (2,435,819)     3,926,379
       -----------    ----------    ------------   ------------    -----------    ----------    ------------   ------------

           784,881       544,353       6,028,763     19,865,701       (183,124)      298,281       4,931,304      6,947,858
       -----------    ----------    ------------   ------------    -----------    ----------    ------------   ------------

           696,970       900,580       4,571,913      5,203,437        218,299       357,042       2,340,356      2,269,904
        (1,384,321)     (130,972)    (21,187,983)   (19,583,835)      (911,138)     (793,080)    (11,608,602)   (15,051,041)
                --            --        (407,639)      (507,200)        (6,952)         (862)       (359,711)      (465,579)
            75,937      (122,403)     (1,083,398)    (1,438,849)        (5,743)      (64,792)       (264,157)    (1,303,497)
         4,447,182     6,863,891      (7,487,370)    (8,546,132)      (804,936)     (342,579)     (4,204,280)    (5,015,330)
       -----------    ----------    ------------   ------------    -----------    ----------    ------------   ------------
         3,835,768     7,511,096     (25,594,477)   (24,872,579)    (1,510,470)     (844,271)    (14,096,394)   (19,565,543)
       -----------    ----------    ------------   ------------    -----------    ----------    ------------   ------------


            (2,404)       (1,500)        (22,494)       (75,603)           812        (2,456)        (17,672)       (29,401)
       -----------    ----------    ------------   ------------    -----------    ----------    ------------   ------------
         4,618,245     8,053,949     (19,588,208)    (5,082,481)    (1,692,782)     (548,446)     (9,182,762)   (12,647,086)


         8,053,949            --     152,329,058    157,411,539      6,155,224     6,703,670      84,654,486     97,301,572
       -----------    ----------    ------------   ------------    -----------    ----------    ------------   ------------
       $12,672,194    $8,053,949    $132,740,850   $152,329,058    $ 4,462,442    $6,155,224    $ 75,471,724   $ 84,654,486
       ===========    ==========    ============   ============    ===========    ==========    ============   ============


              MAINSTAY VP
                VALUE--
             INITIAL CLASS
     -----------------------------
          2007           2006
     -----------------------------

       $   120,075    $  (512,827)
         2,435,452        709,091
         4,149,323        803,686
        (6,002,119)     7,732,597
       -----------    -----------

           702,731      8,732,547
       -----------    -----------

         1,473,680      1,849,125
        (7,811,449)    (8,063,369)
          (137,272)      (283,958)
          (197,036)      (474,970)
        (1,861,010)    (1,444,592)
       -----------    -----------
        (8,533,087)    (8,417,764)
       -----------    -----------

            (3,577)       (31,482)
       -----------    -----------
        (7,833,933)       283,301

        54,880,586     54,597,285
       -----------    -----------
       $47,046,653    $54,880,586
       ===========    ===========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                                                                  CVS
                                                                                                                CALVERT
                                                                        ALGER AMERICAN                          SOCIAL
                                                                    SMALL CAPITALIZATION--                     BALANCED
                                                                        CLASS O SHARES                         PORTFOLIO
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (204,733)      $  (198,160)      $   44,834        $   50,434
     Net realized gain (loss) on investments................         515,157           (21,454)           1,677           (60,878)
     Realized gain distribution received....................              --                --          255,601            91,145
     Change in unrealized appreciation (depreciation) on
       investments..........................................       2,010,849         2,741,068         (228,666)          292,802
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       2,321,273         2,521,454           73,446           373,503
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         611,132           677,275          205,901           277,448
     Policyowners' surrenders...............................      (2,172,974)       (1,803,055)        (721,334)         (474,210)
     Policyowners' annuity and death benefits...............         (46,055)          (27,845)              --           (24,003)
     Net transfers from (to) Fixed Account..................         (25,377)          (99,467)          (4,273)          (75,263)
     Transfers between Investment Divisions.................      (1,086,199)          281,270         (305,142)         (125,925)
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................      (2,719,473)         (971,822)        (824,848)         (421,953)
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (7,047)          (11,429)            (373)           (1,522)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................        (405,247)        1,538,203         (751,775)          (49,972)

NET ASSETS:
     Beginning of period....................................      15,454,868        13,916,665        5,279,382         5,329,354
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $15,049,621       $15,454,868       $4,527,607        $5,279,382
                                                                 ===========       ===========       ==========        ==========






                                                                          FIDELITY(R)                         JANUS ASPEN
                                                                              VIP                               SERIES
                                                                           MID CAP--                          BALANCED--
                                                                        SERVICE CLASS 2                  INSTITUTIONAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (122,198)      $  (159,660)      $   762,641       $   540,555
     Net realized gain (loss) on investments................         596,173           465,279           571,917           678,685
     Realized gain distribution received....................       1,365,300         1,516,664                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         102,865          (505,280)        4,245,577         4,668,430
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,942,140         1,317,003         5,580,135         5,887,670
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         951,451         1,006,261         2,821,124         2,622,615
     Policyowners' surrenders...............................      (2,200,313)       (1,489,777)       (9,202,657)       (6,943,414)
     Policyowners' annuity and death benefits...............         (30,347)          (13,323)         (133,343)         (273,189)
     Net transfers from (to) Fixed Account..................         (42,842)          (60,032)         (528,694)         (384,605)
     Transfers between Investment Divisions.................         (39,547)        2,481,706        (2,934,409)       (3,895,432)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (1,361,598)        1,924,835        (9,977,979)       (8,874,025)
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (6,414)           (6,568)          (18,973)          (22,381)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................         574,128         3,235,270        (4,416,817)       (3,008,736)

NET ASSETS:
     Beginning of period....................................      14,734,633        11,499,363        65,617,944        68,626,680
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $15,308,761       $14,734,633       $61,201,127       $65,617,944
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES








                COLUMBIA
               SMALL CAP                     DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
              VALUE FUND,                    TECHNOLOGY                       VIP                           VIP
           VARIABLE SERIES--                  GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
                CLASS B                    INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (26,959)    $  (22,024)    $  (29,797)    $  (27,404)   $   (335,465)   $   (17,978)   $   141,266    $   659,111
          126,516        124,349         82,512         38,635       4,164,005      3,633,726        695,414         77,913
          272,727         65,758             --             --      21,013,955      6,908,919      2,544,207      3,896,951

         (452,605)       178,064        226,012         48,133     (11,942,653)    (2,179,850)    (3,156,698)       894,298
       ----------     ----------     ----------     ----------    ------------    -----------    -----------    -----------

          (80,321)       346,147        278,727         59,364      12,899,842      8,344,817        224,189      5,528,273
       ----------     ----------     ----------     ----------    ------------    -----------    -----------    -----------

          203,317        167,820        118,503         98,958       3,370,635      3,681,225      1,372,165      1,363,279
         (472,049)      (435,431)      (197,068)      (134,684)    (11,317,205)    (9,746,775)    (5,097,992)    (4,093,765)
               --         (2,974)            --             --        (219,980)      (239,855)       (83,697)      (349,692)
          (12,290)         5,447        (12,781)         1,632        (560,191)      (426,766)      (289,823)      (159,213)
           (9,751)       877,808       (118,095)        97,330      (3,040,840)      (680,236)       348,891       (140,534)
       ----------     ----------     ----------     ----------    ------------    -----------    -----------    -----------
         (290,773)       612,670       (209,441)        63,236     (11,767,581)    (7,412,407)    (3,750,456)    (3,379,925)
       ----------     ----------     ----------     ----------    ------------    -----------    -----------    -----------


              311         (1,300)        (1,059)          (281)        (44,980)       (41,846)        (1,494)       (20,346)
       ----------     ----------     ----------     ----------    ------------    -----------    -----------    -----------
         (370,783)       957,517         68,227        122,319       1,087,281        890,564     (3,527,761)     2,128,002


        2,587,111      1,629,594      2,222,212      2,099,893      85,742,440     84,851,876     33,815,583     31,687,581
       ----------     ----------     ----------     ----------    ------------    -----------    -----------    -----------
       $2,216,328     $2,587,111     $2,290,439     $2,222,212    $ 86,829,721    $85,742,440    $30,287,822    $33,815,583
       ==========     ==========     ==========     ==========    ============    ===========    ===========    ===========






              JANUS ASPEN                      MFS(R)
                 SERIES                      INVESTORS                       MFS(R)                        MFS(R)
           WORLDWIDE GROWTH--              TRUST SERIES--              RESEARCH SERIES--             UTILITIES SERIES--
          INSTITUTIONAL SHARES             INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (244,510)   $   186,839    $   (8,228)    $  (14,849)    $  (14,792)    $  (20,140)    $  (147,624)   $    83,786
        (3,327,306)    (1,606,254)       78,542        (14,983)        65,336        (93,923)      1,089,800        551,253
                --             --        13,844             --             --             --       1,855,322        601,086

         7,196,071      8,067,598        60,722        233,307        221,250        328,642       3,362,819      3,099,571
       -----------    -----------    ----------     ----------     ----------     ----------     -----------    -----------

         3,624,255      6,648,183       144,880        203,475        271,794        214,579       6,160,317      4,335,696
       -----------    -----------    ----------     ----------     ----------     ----------     -----------    -----------

         1,475,312      1,704,764       108,160         62,511         87,978        107,155       1,756,938      1,119,336
        (6,064,503)    (5,240,227)     (541,157)      (180,721)      (224,520)      (613,938)     (4,000,252)    (1,960,131)
          (118,025)      (141,907)       (4,985)        (8,088)            --             --         (53,794)       (36,913)
          (290,738)      (311,286)       (2,218)       (48,147)       (12,172)       (34,139)         93,272        (30,048)
        (2,779,450)    (3,704,249)       29,732       (157,651)      (203,256)      (184,924)      7,080,479      4,329,947
       -----------    -----------    ----------     ----------     ----------     ----------     -----------    -----------
        (7,777,404)    (7,692,905)     (410,468)      (332,096)      (351,970)      (725,846)      4,876,643      3,422,191
       -----------    -----------    ----------     ----------     ----------     ----------     -----------    -----------


           (14,320)       (20,895)         (482)          (824)          (922)        (1,031)        (15,470)       (14,403)
       -----------    -----------    ----------     ----------     ----------     ----------     -----------    -----------
        (4,167,469)    (1,065,617)     (266,070)      (129,445)       (81,098)      (512,298)     11,021,490      7,743,484


        44,351,854     45,417,471     1,837,606      1,967,051      2,439,466      2,951,764      20,973,130     13,229,646
       -----------    -----------    ----------     ----------     ----------     ----------     -----------    -----------
       $40,184,385    $44,351,854    $1,571,536     $1,837,606     $2,358,368     $2,439,466     $31,994,620    $20,973,130
       ===========    ===========    ==========     ==========     ==========     ==========     ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                           NEUBERGER
                                                                            BERMAN                               ROYCE
                                                                          AMT MID-CAP                          MICRO-CAP
                                                                      GROWTH PORTFOLIO--                      PORTFOLIO--
                                                                            CLASS S                        INVESTMENT CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (14,262)        $ (10,269)       $    5,113        $  (16,518)
     Net realized gain (loss) on investments................        127,520            65,463            87,037            41,261
     Realized gain distribution received....................             --                --           240,346           126,872
     Change in unrealized appreciation (depreciation) on
       investments..........................................         67,725            29,548          (265,487)           45,142
                                                                 ----------         ---------        ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        180,983            84,742            67,009           196,757
                                                                 ----------         ---------        ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        123,394            50,436           223,384           213,704
     Policyowners' surrenders...............................       (208,601)         (163,478)         (656,313)          (72,395)
     Policyowners' annuity and death benefits...............             --              (514)               --                --
     Net transfers from (to) Fixed Account..................         (6,205)           10,633           (13,390)           18,207
     Transfers between Investment Divisions.................        299,106           295,603           734,127         1,762,396
                                                                 ----------         ---------        ----------        ----------
       Net contributions and (withdrawals)..................        207,694           192,680           287,808         1,921,912
                                                                 ----------         ---------        ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (643)             (361)             (447)             (693)
                                                                 ----------         ---------        ----------        ----------
          Increase (decrease) in net assets.................        388,034           277,061           345,370         2,117,976

NET ASSETS:
     Beginning of period....................................        852,676           575,615         2,429,064           311,088
                                                                 ----------         ---------        ----------        ----------
     End of period..........................................     $1,240,710         $ 852,676        $2,783,434        $2,429,064
                                                                 ==========         =========        ==========        ==========






                                                                                                              VAN KAMPEN
                                                                            VAN ECK                               UIF
                                                                           WORLDWIDE                       EMERGING MARKETS
                                                                          HARD ASSETS                       EQUITY--CLASS I
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (238,928)      $  (187,369)      $  (170,482)      $   (79,146)
     Net realized gain (loss) on investments................       1,899,567         1,700,594         2,397,775           351,637
     Realized gain distribution received....................       2,294,277           722,072         2,252,297           342,939
     Change in unrealized appreciation (depreciation) on
       investments..........................................       3,380,714           469,622         2,033,039         3,804,953
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       7,335,630         2,704,919         6,512,629         4,420,383
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         933,628           847,267           787,950           622,376
     Policyowners' surrenders...............................      (2,773,340)       (1,503,823)       (2,067,868)       (1,523,568)
     Policyowners' annuity and death benefits...............         (69,948)          (12,715)          (13,365)          (32,462)
     Net transfers from (to) Fixed Account..................         (43,758)          (95,880)          (40,632)          (53,613)
     Transfers between Investment Divisions.................       2,182,086         3,679,066           296,014         1,897,941
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................         228,668         2,913,915        (1,037,901)          910,674
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (21,807)          (15,190)          (23,726)          (17,610)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       7,542,491         5,603,644         5,451,002         5,313,447

NET ASSETS:
     Beginning of period....................................      16,570,269        10,966,625        17,307,907        11,994,460
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $24,112,760       $16,570,269       $22,758,909       $17,307,907
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









                 ROYCE
               SMALL-CAP                   T. ROWE PRICE
              PORTFOLIO--                  EQUITY INCOME
            INVESTMENT CLASS                 PORTFOLIO
     ----------------------------- -----------------------------
          2007           2006           2007           2006
     -----------------------------------------------------------



       $  (23,213)    $  (15,206)    $   103,060    $    67,208
           55,445         17,585       1,175,008        582,715
           80,505         77,852       1,462,492        677,967

         (174,584)        78,918      (2,203,730)     2,550,327
       ----------     ----------     -----------    -----------

          (61,847)       159,149         536,830      3,878,217
       ----------     ----------     -----------    -----------

          144,832        198,271       1,427,909      1,277,679
         (212,692)      (183,258)     (3,974,496)    (2,908,963)
               --           (699)        (75,233)      (135,953)
           (5,403)        37,222         (79,168)           945
          187,418        814,532         705,248        801,728
       ----------     ----------     -----------    -----------
          114,155        866,068      (1,995,740)      (964,564)
       ----------     ----------     -----------    -----------


              164           (631)         (2,288)       (13,995)
       ----------     ----------     -----------    -----------
           52,472      1,024,586      (1,461,198)     2,899,658


        1,708,996        684,410      25,397,165     22,497,507
       ----------     ----------     -----------    -----------
       $1,761,468     $1,708,996     $23,935,967    $25,397,165
       ==========     ==========     ===========    ===========






              VICTORY VIF
              DIVERSIFIED
                STOCK--
             CLASS A SHARES
     -----------------------------
          2007           2006
     -----------------------------



       $  (10,134)    $  (13,138)
           59,071         51,217
          126,374         41,156

          (48,426)        76,620
       ----------     ----------

          126,885        155,855
       ----------     ----------

           82,939        103,374
         (159,463)      (277,896)
               --         (3,890)
              974        (10,351)
           91,714        243,520
       ----------     ----------
           16,164         54,757
       ----------     ----------


             (382)          (574)
       ----------     ----------
          142,667        210,038


        1,445,756      1,235,718
       ----------     ----------
       $1,588,423     $1,445,756
       ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Tax-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

     The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Company LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

     The following Investment Divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced--Service Class
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Initial Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(1,2)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--
  Service Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class

MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares(3)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series-- Class B
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional  Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio-- Class S
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
Victory VIF Diversified Stock--Class A Shares

-------

(1) Formerly known as MainStay VP Basic Value--Initial Class

(2) The MainStay VP Income & Growth--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on August 17, 2007.

(3) New allocations to Alger American Small Capitalization--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------

     Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.

     No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements. The application of this Statement could change current practices in determining fair value. The guidance in SFAS No. 157 will be applied prospectively with certain exceptions. This statement is effective January 1, 2008, at which time the Company plans to adopt this guidance. The Company is currently evaluating the impact of SFAS No. 157 on the Company's consolidated financial statements.

     The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2007, the investments of Separate Account-I and Separate Account-II are as follows:





                                                                                    MAINSTAY VP
                                               MAINSTAY VP         MAINSTAY VP        CAPITAL
                                               BALANCED--            BOND--       APPRECIATION--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................            537                1,433            3,052
Identified cost.........................         $5,836              $19,538         $ 99,434
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            678                1,641            4,309
Identified cost.........................         $7,313              $22,284         $132,198







                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 GROWTH            HIGH YIELD       ICAP SELECT
                                              ALLOCATION--      CORPORATE BOND--     EQUITY--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................            379                9,565              613
Identified cost.........................         $4,185              $86,841          $ 8,381
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            462                8,536              796
Identified cost.........................         $5,220              $76,812          $10,445



Investment activity for the year ended December 31, 2007 was as follows:





                                                                                    MAINSTAY VP
                                               MAINSTAY VP         MAINSTAY VP        CAPITAL
                                               BALANCED--            BOND--       APPRECIATION--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $1,794              $1,603           $   452
Proceeds from sales.....................          1,757               5,063            23,496
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $1,836              $1,749           $   377
Proceeds from sales.....................          1,787               4,134            25,591







                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 GROWTH            HIGH YIELD       ICAP SELECT
                                              ALLOCATION--      CORPORATE BOND--     EQUITY--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $2,612              $ 8,031          $6,694
Proceeds from sales.....................            400               25,745             881
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $3,370              $ 7,046          $7,451
Proceeds from sales.....................          1,217               15,586           1,238

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------








                      MAINSTAY VP      MAINSTAY VP                        MAINSTAY VP     MAINSTAY VP
       MAINSTAY VP      COMMON        CONSERVATIVE        MAINSTAY VP     DEVELOPING       FLOATING        MAINSTAY VP
          CASH          STOCK--       ALLOCATION--       CONVERTIBLE--     GROWTH--         RATE--        GOVERNMENT--
       MANAGEMENT    INITIAL CLASS    SERVICE CLASS      INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


          17,472          2,151             592               1,042            168             857             1,751
         $17,471        $52,923          $6,461             $11,662         $1,875          $8,421           $19,228

          22,380          2,960             469               1,126            249             803             1,773
         $22,380        $72,960          $5,057             $12,211         $2,681          $7,888           $19,437







        MAINSTAY VP     MAINSTAY VP      MAINSTAY VP        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
         INCOME &      INTERNATIONAL      LARGE CAP           MID CAP         MID CAP         MID CAP         MODERATE
         GROWTH--        EQUITY--         GROWTH--            CORE--         GROWTH--         VALUE--       ALLOCATION--
       INITIAL CLASS   INITIAL CLASS    INITIAL CLASS      INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------


            --              1,028             302                492              656             901              608
            --            $14,975          $3,470             $6,981          $ 8,289         $11,093          $ 6,668

            --              1,263             515                707              910           1,189            1,083
            --            $18,263          $5,951             $9,970          $11,403         $14,528          $11,794









                      MAINSTAY VP      MAINSTAY VP                        MAINSTAY VP     MAINSTAY VP
       MAINSTAY VP      COMMON        CONSERVATIVE        MAINSTAY VP     DEVELOPING       FLOATING        MAINSTAY VP
          CASH          STOCK--       ALLOCATION--       CONVERTIBLE--     GROWTH--         RATE--        GOVERNMENT--
       MANAGEMENT    INITIAL CLASS    SERVICE CLASS      INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


         $14,851        $ 4,947          $4,572             $1,103           $693           $5,886           $2,098
          12,505         12,188             977              3,971            878            5,639            5,528

         $13,944        $ 6,553          $3,280             $1,456           $837           $5,155           $1,714
          10,247         13,067             672              3,143            868            3,403            4,352







        MAINSTAY VP     MAINSTAY VP      MAINSTAY VP        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
         INCOME &      INTERNATIONAL      LARGE CAP           MID CAP         MID CAP         MID CAP         MODERATE
          GROWTH         EQUITY--         GROWTH--            CORE--         GROWTH--         VALUE--       ALLOCATION--
       INITIAL CLASS   INITIAL CLASS    INITIAL CLASS      INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------


          $1,091          $3,307           $  767             $1,448          $1,621          $1,755           $4,366
           5,134           3,677            2,053              2,087           4,168           3,496            1,019

          $1,123          $4,228           $  726             $2,222          $1,811          $2,355           $6,573
           5,953           3,547            1,606              2,027           3,557           3,537              603

--------------------------------------------------------------------------------







                                               MAINSTAY VP
                                                MODERATE           MAINSTAY VP      MAINSTAY VP
                                                 GROWTH              S&P 500         SMALL CAP
                                              ALLOCATION--           INDEX--         GROWTH--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             753               3,164             317
Identified cost.........................         $ 8,381            $ 82,586          $3,360
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................           1,107               4,432             420
Identified cost.........................         $12,071            $113,444          $4,503






                                                                                    JANUS ASPEN
                                               FIDELITY(R)         FIDELITY(R)        SERIES
                                                   VIP                 VIP          BALANCED--
                                             EQUITY-INCOME--        MID CAP--      INSTITUTIONAL
                                              INITIAL CLASS      SERVICE CLASS 2      SHARES
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             955                 252            1,138
Identified cost.........................         $22,237             $ 8,059          $27,346
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................           1,271                 431            2,041
Identified cost.........................         $30,009             $13,750          $50,391








                                               MAINSTAY VP
                                                MODERATE           MAINSTAY VP      MAINSTAY VP
                                                 GROWTH              S&P 500         SMALL CAP
                                              ALLOCATION--           INDEX--         GROWTH--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $4,992              $ 1,932          $  436
Proceeds from sales.....................            747               23,924           1,517
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $5,899              $ 2,337          $  592
Proceeds from sales.....................          1,439               27,699           1,827






                                                                                    JANUS ASPEN
                                               FIDELITY(R)         FIDELITY(R)        SERIES
                                                   VIP                 VIP          BALANCED--
                                             EQUITY-INCOME--        MID CAP--      INSTITUTIONAL
                                              INITIAL CLASS      SERVICE CLASS 2      SHARES
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $3,223              $1,674           $ 1,396
Proceeds from sales.....................          5,606               2,028             7,818
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $4,408              $2,815           $ 2,357
Proceeds from sales.....................          5,450               2,937            11,640

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------






                                                                             COLUMBIA
                                            ALGER               CVS          SMALL CAP
        MAINSTAY VP                       AMERICAN            CALVERT       VALUE FUND,     DREYFUS IP       FIDELITY(R)
           TOTAL        MAINSTAY VP         SMALL             SOCIAL         VARIABLE       TECHNOLOGY           VIP
         RETURN--         VALUE--     CAPITALIZATION--       BALANCED        SERIES--        GROWTH--      CONTRAFUND(R)--
       INITIAL CLASS   INITIAL CLASS   CLASS O SHARES        PORTFOLIO        CLASS B     INITIAL SHARES    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------


            3,601           1,968              302               960              96             106             1,969
          $68,307         $31,681          $ 6,001            $1,730          $1,889          $1,014           $51,664

            4,116           2,538              455             2,371             124             212             3,121
          $79,212         $40,049          $10,174            $4,248          $2,421          $1,925           $81,807





        JANUS ASPEN                                                          NEUBERGER
          SERIES                                                              BERMAN           ROYCE            ROYCE
         WORLDWIDE        MFS(R)           MFS(R)             MFS(R)        AMT MID-CAP      MICRO-CAP        SMALL-CAP
         GROWTH--        INVESTORS        RESEARCH           UTILITIES        GROWTH        PORTFOLIO--      PORTFOLIO--
       INSTITUTIONAL  TRUST SERIES--      SERIES--           SERIES--       PORTFOLIO--     INVESTMENT       INVESTMENT
          SHARES       INITIAL CLASS    INITIAL CLASS      SERVICE CLASS      CLASS S          CLASS            CLASS
      --------------------------------------------------------------------------------------------------------------------


              747             47               77                 664             44             179              139
          $30,042         $  787           $1,100             $17,275         $1,052          $2,566           $1,475

            1,142             67              117                 940             44             208              177
          $48,506         $1,163           $1,711             $24,254         $1,070          $3,009           $1,856







                                                                             COLUMBIA
                                            ALGER               CVS          SMALL CAP
        MAINSTAY VP                       AMERICAN            CALVERT       VALUE FUND,     DREYFUS IP       FIDELITY(R)
           TOTAL        MAINSTAY VP         SMALL             SOCIAL         VARIABLE       TECHNOLOGY           VIP
         RETURN--         VALUE--     CAPITALIZATION--       BALANCED        SERIES--        GROWTH--      CONTRAFUND(R)--
       INITIAL CLASS   INITIAL CLASS   CLASS O SHARES        PORTFOLIO        CLASS B     INITIAL SHARES    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------


          $ 6,499         $4,258           $  513             $  211           $502            $424            $14,562
           16,021          9,609            2,896                535            711             416             10,729

          $ 7,210         $5,371           $  337             $  588           $828            $321            $22,567
           15,387          9,657            3,223              1,111            859             560             13,751





        JANUS ASPEN                                                          NEUBERGER
          SERIES                                                              BERMAN           ROYCE            ROYCE
         WORLDWIDE        MFS(R)           MFS(R)             MFS(R)        AMT MID-CAP      MICRO-CAP        SMALL-CAP
         GROWTH--        INVESTORS        RESEARCH           UTILITIES        GROWTH        PORTFOLIO--      PORTFOLIO--
       INSTITUTIONAL  TRUST SERIES--      SERIES--           SERIES--       PORTFOLIO--     INVESTMENT       INVESTMENT
          SHARES       INITIAL CLASS    INITIAL CLASS      SERVICE CLASS      CLASS S          CLASS            CLASS
      --------------------------------------------------------------------------------------------------------------------


          $  635           $130             $130              $7,353           $672           $1,337            $630
           5,798            349              453               1,867            221              510             570

          $  756           $245             $138              $9,758           $602           $1,524            $565
           8,792            648              513               3,104            410              981             397

--------------------------------------------------------------------------------






                                                                                    VAN KAMPEN
                                                 T. ROWE                                UIF
                                                  PRICE                              EMERGING
                                                 EQUITY              VAN ECK          MARKETS
                                                 INCOME             WORLDWIDE        EQUITY--
                                                PORTFOLIO          HARD ASSETS        CLASS I
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             666                 460              718
Identified cost.........................         $14,453             $13,367          $10,227
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................           1,014                 587              941
Identified cost.........................         $21,939             $16,930          $12,966








                                               VICTORY VIF
                                           DIVERSIFIED STOCK--
                                             CLASS A SHARES
                                          --------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             94
Identified cost.........................         $1,171
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            121
Identified cost.........................         $1,475







                                                                                    VAN KAMPEN
                                                 T. ROWE                                UIF
                                                  PRICE              VAN ECK         EMERGING
                                                 EQUITY             WORLDWIDE         MARKETS
                                                 INCOME               HARD           EQUITY--
                                                PORTFOLIO            ASSETS           CLASS I
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $2,724              $4,924           $3,930
Proceeds from sales.....................          4,223               2,710            2,691
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $3,703              $6,379           $5,013
Proceeds from sales.....................          4,216               4,116            3,978








                                               VICTORY VIF
                                           DIVERSIFIED STOCK--
                                             CLASS A SHARES
                                          --------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................          $403
Proceeds from sales.....................           360
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................          $437
Proceeds from sales.....................           305

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

     NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

     Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:






                                             MAINSTAY VP           MAINSTAY VP
                                             BALANCED--              BOND--
                                            SERVICE CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       98       187          36         23
Units redeemed........................     (116)      (49)       (253)      (365)
                                           ----       ---        ----       ----
  Net increase (decrease).............      (18)      138        (217)      (342)
                                           ====       ===        ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       86       209          72         61
Units redeemed........................     (109)      (79)       (233)      (349)
                                           ----       ---        ----       ----
  Net increase (decrease).............      (23)      130        (161)      (288)
                                           ====       ===        ====       ====








                                             MAINSTAY VP
                                             DEVELOPING            MAINSTAY VP
                                              GROWTH--           FLOATING RATE--
                                            INITIAL CLASS         SERVICE CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       4          5         220        667
Units redeemed........................     (23)       (31)       (246)      (162)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (19)       (26)        (26)       505
                                           ===        ===        ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      17         26         257        475
Units redeemed........................     (31)       (30)       (133)       (83)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (14)        (4)        124        392
                                           ===        ===        ====       ====




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------








          MAINSTAY VP                                 MAINSTAY VP           MAINSTAY VP
            CAPITAL             MAINSTAY VP             COMMON             CONSERVATIVE           MAINSTAY VP
        APPRECIATION--             CASH                 STOCK--            ALLOCATION--          CONVERTIBLE--
         INITIAL CLASS          MANAGEMENT           INITIAL CLASS         SERVICE CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007     2006(A)      2007       2006
      ----------------------------------------------------------------------------------------------------------


           31         54      8,046      4,587        19         19       385        302          19         21
         (900)    (1,085)    (6,790)    (5,665)     (359)      (498)      (81)       (28)       (172)      (197)
       ------     ------     ------     ------      ----       ----       ---        ---        ----       ----
         (869)    (1,031)     1,256     (1,078)     (340)      (479)      304        274        (153)      (176)
       ======     ======     ======     ======      ====       ====       ===        ===        ====       ====


          163        210      8,241      3,594        69         82       262        249          30         32
       (1,097)    (1,434)    (6,134)    (4,604)     (426)      (555)      (42)       (10)       (133)      (141)
       ------     ------     ------     ------      ----       ----       ---        ---        ----       ----
         (934)    (1,224)     2,107     (1,010)     (357)      (473)      220        239        (103)      (109)
       ======     ======     ======     ======      ====       ====       ===        ===        ====       ====








                                MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
          MAINSTAY VP             GROWTH              HIGH YIELD            ICAP SELECT            INCOME &
         GOVERNMENT--          ALLOCATION--        CORPORATE BOND--          EQUITY--              GROWTH--
         INITIAL CLASS         SERVICE CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2007       2006       2007     2006(A)      2007       2006       2007       2006       2007       2006
      ----------------------------------------------------------------------------------------------------------


          25          17      213        196         103          90      419         16           8          4
        (252)       (337)     (33)        (6)       (976)     (1,276)     (43)       (25)       (356)       (75)
        ----        ----      ---        ---        ----      ------      ---        ---        ----       ----
        (227)       (320)     180        190        (873)     (1,186)     376         (9)       (348)       (71)
        ====        ====      ===        ===        ====      ======      ===        ===        ====       ====


          29          40      204        290         126         122      470         32           9         19
        (212)       (289)     (38)        (8)       (630)       (911)     (77)       (33)       (427)      (103)
        ----        ----      ---        ---        ----      ------      ---        ---        ----       ----
        (183)       (249)     166        282        (504)       (789)     393         (1)       (418)       (84)
        ====        ====      ===        ===        ====      ======      ===        ===        ====       ====


--------------------------------------------------------------------------------








                                             MAINSTAY VP
                                            INTERNATIONAL          MAINSTAY VP
                                              EQUITY--         LARGE CAP GROWTH--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       61        141         8         31
Units redeemed........................     (118)      (133)      (93)       (63)
                                           ----       ----       ---        ---
  Net increase (decrease).............      (57)         8       (85)       (32)
                                           ====       ====       ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      118        195        23         37
Units redeemed........................     (143)      (138)      (79)       (71)
                                           ----       ----       ---        ---
  Net increase (decrease).............      (25)        57       (56)       (34)
                                           ====       ====       ===        ===









                                             MAINSTAY VP           MAINSTAY VP
                                         SMALL CAP GROWTH--      TOTAL RETURN--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................        7         11         21         45
Units redeemed........................     (124)       (79)      (593)      (696)
                                           ----       ----       ----       ----
  Net increase (decrease).............     (117)       (68)      (572)      (651)
                                           ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       20         31         91         97
Units redeemed........................     (150)      (109)      (641)      (932)
                                           ----       ----       ----       ----
  Net increase (decrease).............     (130)       (78)      (550)      (835)
                                           ====       ====       ====       ====




(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------






                                                                                                  MAINSTAY VP
          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP            MODERATE
            MID CAP               MID CAP               MID CAP              MODERATE               GROWTH
            CORE--               GROWTH--               VALUE--            ALLOCATION--          ALLOCATION--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007     2006(A)      2007     2006(A)
      ----------------------------------------------------------------------------------------------------------


           9         36         13         17         28         26       343        331         377       400
         (82)      (129)      (209)      (144)      (205)      (252)      (65)       (13)        (36)       (6)
        ----       ----       ----       ----       ----       ----       ---        ---        ----       ---
         (73)       (93)      (196)      (127)      (177)      (226)      278        318         341       394
        ====       ====       ====       ====       ====       ====       ===        ===        ====       ===


          61        102         41         88         54         67       559        572         459       747
        (102)       (99)      (196)      (136)      (218)      (224)      (70)        (6)       (117)      (24)
        ----       ----       ----       ----       ----       ----       ---        ---        ----       ---
         (41)         3       (155)       (48)      (164)      (157)      489        566         342       723
        ====       ====       ====       ====       ====       ====       ===        ===        ====       ===


          MAINSTAY VP
            S&P 500
            INDEX--
         INITIAL CLASS
      ------------------
        2007       2006
      ------------------

          42         49
        (679)      (869)
        ----       ----
        (637)      (820)
        ====       ====

         131        167
        (864)      (977)
        ----       ----
        (733)      (810)
        ====       ====







                                   ALGER
                                 AMERICAN             CVS CALVERT            COLUMBIA
          MAINSTAY VP              SMALL                SOCIAL            SMALL CAP VALUE
            VALUE--          CAPITALIZATION--          BALANCED           FUND, VARIABLE
         INITIAL CLASS        CLASS O SHARES           PORTFOLIO          SERIES--CLASS B
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


          26         31          7         59         2         --          5         94
        (355)      (382)      (153)      (158)      (23)       (26)       (36)       (27)
        ----       ----       ----       ----       ---        ---        ---        ---
        (329)      (351)      (146)       (99)      (21)       (26)       (31)        67
        ====       ====       ====       ====       ===        ===        ===        ===


          57         80         41         75        10         14         15         87
        (382)      (441)      (217)      (150)      (49)       (35)       (36)       (36)
        ----       ----       ----       ----       ---        ---        ---        ---
        (325)      (361)      (176)       (75)      (39)       (21)       (21)        51
        ====       ====       ====       ====       ===        ===        ===        ===


--------------------------------------------------------------------------------








                                             DREYFUS IP            FIDELITY(R)
                                             TECHNOLOGY                VIP
                                              GROWTH--           CONTRAFUND(R)--
                                           INITIAL SHARES         INITIAL CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       9          3          47         67
Units redeemed........................     (10)       (35)       (363)      (334)
                                           ---        ---        ----       ----
  Net increase (decrease).............      (1)       (32)       (316)      (267)
                                           ===        ===        ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      12         22         118        146
Units redeemed........................     (34)       (15)       (535)      (443)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (22)         7        (417)      (297)
                                           ===        ===        ====       ====







                                               MFS(R)
                                              INVESTORS              MFS(R)
                                                TRUST               RESEARCH
                                              SERIES--              SERIES--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       7          2          1          2
Units redeemed........................     (26)       (26)       (26)       (34)
                                           ---        ---        ---        ---
  Net increase (decrease).............     (19)       (24)       (25)       (32)
                                           ===        ===        ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      12          6          7          9
Units redeemed........................     (47)       (37)       (36)       (76)
                                           ---        ---        ---        ---
  Net increase (decrease).............     (35)       (31)       (29)       (67)
                                           ===        ===        ===        ===


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------







                                                      JANUS ASPEN           JANUS ASPEN
          FIDELITY(R)           FIDELITY(R)             SERIES                SERIES
              VIP                   VIP               BALANCED--        WORLDWIDE GROWTH--
        EQUITY-INCOME--          MID CAP--           INSTITUTIONAL         INSTITUTIONAL
         INITIAL CLASS        SERVICE CLASS 2           SHARES                SHARES
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


          26         35         16        57          33         37         26         29
        (215)      (210)       (74)      (59)       (305)      (392)      (275)      (489)
        ----       ----       ----       ---        ----       ----       ----       ----
        (189)      (175)       (58)       (2)       (272)      (355)      (249)      (460)
        ====       ====       ====       ===        ====       ====       ====       ====


          76         66         49       198         108        114         74        101
        (237)      (238)      (120)      (89)       (508)      (508)      (459)      (565)
        ----       ----       ----       ---        ----       ----       ----       ----
        (161)      (172)       (71)      109        (400)      (394)      (385)      (464)
        ====       ====       ====       ===        ====       ====       ====       ====







                                 NEUBERGER
            MFS(R)                BERMAN                 ROYCE                 ROYCE
           UTILITIES            AMT MID-CAP            MICRO-CAP             SMALL-CAP
           SERIES--         GROWTH PORTFOLIO--        PORTFOLIO--           PORTFOLIO--
         SERVICE CLASS            CLASS S          INVESTMENT CLASS      INVESTMENT CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


         298        194        30          3         58        109         25         87
         (91)       (95)       (3)        (2)       (16)       (13)       (24)       (20)
        ----       ----       ---        ---        ---        ---        ---        ---
         207         99        27          1         42         96          1         67
        ====       ====       ===        ===        ===        ===        ===        ===


         417        316        25         26         64        148         26         87
        (183)      (122)      (13)       (12)       (44)        (5)       (17)       (15)
        ----       ----       ---        ---        ---        ---        ---        ---
         234        194        12         14         20        143          9         72
        ====       ====       ===        ===        ===        ===        ===        ===


--------------------------------------------------------------------------------








                                                                     VAN ECK
                                            T. ROWE PRICE           WORLDWIDE
                                            EQUITY INCOME             HARD
                                              PORTFOLIO              ASSETS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       36         76        78        154
Units redeemed........................     (181)      (200)      (58)       (53)
                                           ----       ----       ---        ---
  Net increase (decrease).............     (145)      (124)       20        101
                                           ====       ====       ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      118        137        92        167
Units redeemed........................     (235)      (192)      (84)       (61)
                                           ----       ----       ---        ---
  Net increase (decrease).............     (117)       (55)        8        106
                                           ====       ====       ===        ===






                                             VAN KAMPEN              VICTORY
                                                 UIF                   VIF
                                              EMERGING             DIVERSIFIED
                                               MARKETS               STOCK--
                                              EQUITY--               CLASS A
                                               CLASS I               SHARES
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................      56         86         16         41
Units redeemed........................     (70)       (68)       (20)       (14)
                                           ---        ---        ---        ---
  Net increase (decrease).............     (14)        18         (4)        27
                                           ===        ===        ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      40        129         13         28
Units redeemed........................     (80)       (82)       (11)       (24)
                                           ---        ---        ---        ---
  Net increase (decrease).............     (40)        47          2          4
                                           ===        ===        ===        ===


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2007, 2006, 2005, 2004 and 2003.





                                              MAINSTAY VP                             MAINSTAY VP
                                              BALANCED--                                BOND--
                                             SERVICE CLASS                           INITIAL CLASS
                                     ----------------------------  ------------------------------------------------
                                       2007      2006      2005      2007      2006      2005      2004      2003
                                     ------------------------------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $5,814    $5,952    $4,021    $19,942   $22,809   $27,930   $32,655   $41,042
Units Outstanding..................      504       522       384      1,074     1,291     1,633     1,924     2,485
Variable Accumulation Unit Value...   $11.55    $11.41    $10.47    $ 18.57   $ 17.67   $ 17.12   $ 16.97   $ 16.52
Total Return.......................     1.2%      9.0%      4.7%       5.1%      3.2%      0.9%      2.7%      3.2%
Investment Income Ratio............     1.9%      2.0%      1.9%       3.5%      1.1%      3.0%      3.2%      3.7%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $7,342    $7,536    $5,541    $22,841   $24,607   $28,796   $32,507   $38,609
Units Outstanding..................      636       659       529      1,230     1,391     1,679     1,915     2,337
Variable Accumulation Unit Value...   $11.55    $11.41    $10.47    $ 18.57   $ 17.67   $ 17.12   $ 16.97   $ 16.52
Total Return.......................     1.2%      9.0%      4.7%       5.1%      3.2%      0.9%      2.7%      3.2%
Investment Income Ratio............     1.9%      1.9%      1.9%       3.5%      1.1%      3.0%      3.3%      3.8%







                                                        MAINSTAY VP
                                                      COMMON STOCK--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $50,558   $59,578   $64,668   $73,642   $76,639
Units Outstanding..................     1,551     1,891     2,370     2,865     3,264
Variable Accumulation Unit Value...   $ 32.60   $ 31.41   $ 27.32   $ 25.70   $ 23.48
Total Return.......................      3.8%     15.0%      6.3%      9.5%     24.7%
Investment Income Ratio............      1.2%      0.5%      0.9%      1.3%      1.0%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $69,699   $78,196   $80,988   $89,868   $89,598
Units Outstanding..................     2,135     2,492     2,965     3,497     3,816
Variable Accumulation Unit Value...   $ 32.60   $ 31.41   $ 27.32   $ 25.70   $ 23.48
Total Return.......................      3.8%     15.0%      6.3%      9.5%     24.7%
Investment Income Ratio............      1.2%      0.5%      1.0%      1.4%      1.1%







                                              MAINSTAY VP                             MAINSTAY VP
                                            FLOATING RATE--                          GOVERNMENT--
                                             SERVICE CLASS                           INITIAL CLASS
                                     ----------------------------  ------------------------------------------------
                                       2007      2006      2005      2007      2006      2005      2004      2003
                                     ------------------------------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $8,133    $8,345    $2,880    $19,211   $22,275   $27,258   $33,768   $47,553
Units Outstanding..................      764       790       285      1,022     1,249     1,569     1,963     2,819
Variable Accumulation Unit Value...   $10.65    $10.54    $10.10    $ 18.80   $ 17.86   $ 17.38   $ 17.20   $ 16.87
Total Return.......................     1.0%      4.4%      1.0%       5.3%      2.7%      1.1%      2.0%      0.6%
Investment Income Ratio............     6.3%      6.1%      4.8%       4.6%      0.9%      2.8%      3.6%      3.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $7,617    $6,237    $2,010    $19,466   $21,756   $25,496   $30,205   $40,019
Units Outstanding..................      715       591       199      1,035     1,218     1,467     1,756     2,373
Variable Accumulation Unit Value...   $10.65    $10.54    $10.10    $ 18.80   $ 17.86   $ 17.38   $ 17.20   $ 16.87
Total Return.......................     1.0%      4.4%      1.0%       5.3%      2.7%      1.1%      2.0%      0.6%
Investment Income Ratio............     6.3%      6.1%      4.7%       4.7%      1.0%      2.9%      3.7%      3.8%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------








                         MAINSTAY VP
                   CAPITAL APPRECIATION--                                  MAINSTAY VP
                        INITIAL CLASS                                    CASH MANAGEMENT
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $ 82,778  $ 95,153  $115,793  $139,443  $162,444   $17,455   $15,147   $16,122   $18,816   $27,888
         3,168     4,037     5,068     6,529     7,820    12,112    10,856    11,934    14,156    20,884
      $  26.14  $  23.56  $  22.85  $  21.36  $  20.77   $  1.44   $  1.39   $  1.35   $  1.33   $  1.34
         10.9%      3.1%      7.0%      2.8%     25.4%      3.5%      3.3%      1.6%     (0.5%)    (0.6%)
          0.1%      0.3%        --      0.2%      0.2%      4.7%      4.5%      2.9%      0.8%      0.7%


      $116,975  $127,390  $151,570  $174,656  $190,775   $22,380   $18,695   $19,638   $23,988   $32,002
         4,474     5,408     6,632     8,178     9,184    15,515    13,408    14,418    18,047    23,965
      $  26.14  $  23.56  $  22.85  $  21.36  $  20.77   $  1.44   $  1.39   $  1.35   $  1.33   $  1.34
         10.9%      3.1%      7.0%      2.8%     25.4%      3.5%      3.2%      1.6%     (0.5%)    (0.6%)
          0.1%      0.3%        --      0.2%      0.2%      4.7%      4.5%      2.9%      0.8%      0.7%






          MAINSTAY VP
         CONSERVATIVE                        MAINSTAY VP                                       MAINSTAY VP
         ALLOCATION--                       CONVERTIBLE--                                  DEVELOPING GROWTH--
         SERVICE CLASS                      INITIAL CLASS                                     INITIAL CLASS
      ------------------  ------------------------------------------------  ------------------------------------------------
        2007      2006      2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $6,440    $2,905    $14,516   $15,911   $17,837   $21,042   $21,812   $2,508    $2,083    $2,155    $2,097    $2,275
          578       274        632       785       961     1,191     1,293      158       177       203       219       248
       $11.22    $10.60    $ 22.98   $ 20.27   $ 18.60   $ 17.67   $ 16.87   $15.85    $11.80    $10.61    $ 9.59    $ 9.18
         5.8%      6.0%      13.4%      9.0%      5.2%      4.7%     20.7%    34.3%     11.2%     10.6%      4.5%     36.7%
         3.7%      1.9%       2.1%      2.2%      1.5%      1.7%      2.5%       --        --        --        --        --


       $5,133    $2,527    $15,694   $15,913   $16,613   $17,987   $17,661   $3,749    $2,931    $2,675    $2,731    $2,776
          459       239        684       787       896     1,020     1,049      234       248       252       284       302
       $11.19    $10.57    $ 22.92   $ 20.22   $ 18.55   $ 17.63   $ 16.83   $15.88    $11.82    $10.63    $ 9.61    $ 9.20
         5.8%      5.7%      13.4%      9.0%      5.2%      4.7%     20.7%    34.3%     11.2%     10.6%      4.5%     36.7%
         3.5%      1.9%       2.2%      2.3%      1.5%      1.9%      2.6%       --        --        --        --        --






          MAINSTAY VP                        MAINSTAY VP                                       MAINSTAY VP
            GROWTH                           HIGH YIELD                                           ICAP
         ALLOCATION--                     CORPORATE BOND--                                   SELECT EQUITY--
         SERVICE CLASS                      INITIAL CLASS                                     INITIAL CLASS
      ------------------  ------------------------------------------------  ------------------------------------------------
        2007      2006      2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $4,397    $1,990    $96,063  $117,708  $134,047  $156,942  $150,241   $ 8,695   $2,942    $2,581    $3,468    $2,648
          370       190      3,670     4,543     5,729     6,804     7,248       583      207       216       301       253
       $11.87    $10.92    $ 26.18  $  25.92  $  23.44  $  23.07  $  20.73   $ 14.90   $14.13    $12.00    $11.53    $10.49
         8.7%      9.2%       1.0%     10.6%      1.6%     11.3%     34.6%      5.5%    17.8%      4.1%      9.9%     26.3%
         1.1%      1.3%       6.2%      1.8%      5.4%      6.9%      7.9%      0.7%     0.3%      0.8%      1.0%      0.9%


       $5,371    $3,103    $85,676  $ 97,906  $107,082  $116,727  $108,307   $11,298   $5,063    $4,301    $4,460    $3,649
          448       282      3,279     3,783     4,572     5,066     5,231       746      353       354       382       343
       $11.97    $11.01    $ 26.15  $  25.89  $  23.41  $  23.04  $  20.71   $ 15.10   $14.32    $12.16    $11.68    $10.63
         8.7%     10.1%       1.0%     10.6%      1.6%     11.3%     34.6%      5.5%    17.8%      4.1%      9.9%     26.3%
         1.1%      1.4%       6.3%      1.8%      5.6%      7.0%      7.8%      0.6%     0.3%      0.9%      1.0%      0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                        MAINSTAY VP
                                                     INCOME & GROWTH--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................     --      $4,773    $4,996    $5,309    $4,797
Units Outstanding..................     --         348       419       461       464
Variable Accumulation Unit Value...     --      $13.72    $11.89    $11.51    $10.35
Total Return.......................     --       15.3%      3.4%     11.2%     27.0%
Investment Income Ratio............     --        0.6%      1.1%      1.7%      1.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................     --      $5,741    $5,976    $6,092    $5,379
Units Outstanding..................     --         418       502       529       520
Variable Accumulation Unit Value...     --      $13.72    $11.89    $11.51    $10.35
Total Return.......................     --       15.3%      3.4%     11.2%     27.0%
Investment Income Ratio............     --        0.6%      1.1%      1.8%      1.5%






                                                        MAINSTAY VP
                                                          MID CAP
                                                          CORE--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $ 7,296   $ 8,277   $8,693    $5,763    $2,859
Units Outstanding..................       411       484      577       438       262
Variable Accumulation Unit Value...   $ 17.71   $ 17.08   $15.06    $13.16    $10.91
Total Return.......................      3.7%     13.5%    14.4%     20.6%     33.7%
Investment Income Ratio............      0.4%        --     0.6%      0.6%      0.6%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $10,457   $10,796   $9,472    $5,628    $2,806
Units Outstanding..................       590       631      628       427       257
Variable Accumulation Unit Value...   $ 17.74   $ 17.11   $15.08    $13.19    $10.93
Total Return.......................      3.7%     13.5%    14.4%     20.6%     33.7%
Investment Income Ratio............      0.4%        --     0.6%      0.6%      0.6%





                                                             MAINSTAY VP
                                         MAINSTAY VP          MODERATE
                                          MODERATE             GROWTH
                                        ALLOCATION--        ALLOCATION--
                                        SERVICE CLASS       SERVICE CLASS
                                     ------------------  ------------------
                                       2007      2006      2007      2006
                                     --------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $ 6,858   $3,407    $ 8,696   $4,284
Units Outstanding..................       596      318        735      394
Variable Accumulation Unit Value...   $ 11.48   $10.72    $ 11.72   $10.88
Total Return.......................      7.1%     7.2%       7.7%     8.8%
Investment Income Ratio............      2.6%     1.6%       2.0%     1.8%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $12,194   $6,133    $12,672   $8,054
Units Outstanding..................     1,055      566      1,065      723
Variable Accumulation Unit Value...   $ 11.56   $10.79    $ 11.89   $11.04
Total Return.......................      7.1%     7.9%       7.7%    10.4%
Investment Income Ratio............      2.6%     1.8%       1.8%     1.7%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------



                         MAINSTAY VP                                       MAINSTAY VP
                        INTERNATIONAL                                       LARGE CAP
                          EQUITY--                                          GROWTH--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $18,741   $19,477   $14,883   $12,832   $9,245    $4,520    $4,920    $5,043    $6,446    $ 8,487
           743       800       792       728      607       283       368       400       526        668
       $ 25.23   $ 24.36   $ 18.79   $ 17.63   $15.22    $16.00    $13.36    $12.62    $12.25    $ 12.71
          3.6%     29.6%      6.6%     15.8%    28.3%     19.8%      5.8%      3.0%     (3.6%)     26.4%
          0.7%      0.3%      1.7%      1.0%     2.0%        --      0.1%        --      0.2%       0.2%


       $23,008   $22,860   $16,553   $11,842   $8,147    $7,723    $7,192    $7,234    $9,043    $10,395
           912       937       880       671      535       478       534       568       732        811
       $ 25.24   $ 24.37   $ 18.80   $ 17.64   $15.23    $16.14    $13.47    $12.73    $12.36    $ 12.82
          3.6%     29.6%      6.6%     15.8%    28.3%     19.8%      5.8%      3.0%     (3.6%)     26.4%
          0.7%      0.3%      1.9%      1.1%     2.0%        --      0.1%        --      0.2%       0.2%






                         MAINSTAY VP                                       MAINSTAY VP
                           MID CAP                                           MID CAP
                          GROWTH--                                           VALUE--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $10,316   $11,764   $12,740   $9,433    $5,892    $11,159   $13,928   $15,360   $12,782   $7,511
           619       815       942      806       609        787       964     1,190     1,032      704
       $ 16.67   $ 14.59   $ 13.53   $11.70    $ 9.67    $ 14.19   $ 14.54   $ 12.92   $ 12.38   $10.67
         14.3%      7.8%     15.6%    21.0%     42.9%      (2.4%)    12.6%      4.3%     16.0%    27.3%
            --        --      0.1%       --        --       0.9%      0.1%      0.8%      1.0%     1.2%


       $14,323   $14,844   $14,438   $9,572    $4,925    $14,731   $17,461   $17,499   $13,348   $8,130
           844       999     1,047      803       500      1,053     1,217     1,374     1,094      773
       $ 16.98   $ 14.86   $ 13.78   $11.92    $ 9.85    $ 13.98   $ 14.33   $ 12.73   $ 12.20   $10.52
         14.3%      7.8%     15.6%    21.0%     42.9%      (2.4%)    12.6%      4.3%     16.0%    27.3%
            --        --        --       --        --       1.0%      0.1%      0.8%      1.0%     1.2%






                         MAINSTAY VP                                       MAINSTAY VP
                           S&P 500                                          SMALL CAP
                           INDEX--                                          GROWTH--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $ 94,709  $112,464  $122,733  $143,383  $146,296   $3,358    $4,819    $5,324    $5,773    $5,197
         2,726     3,363     4,183     5,051     5,621      315       432       500       557       541
      $  34.75  $  33.45  $  29.36  $  28.39  $  26.03   $10.68    $11.18    $10.65    $10.37    $ 9.60
          3.9%     13.9%      3.4%      9.1%     26.5%    (4.4%)     4.9%      2.7%      8.0%     39.9%
          1.5%      0.5%      1.1%      1.5%      1.3%       --        --        --        --        --


      $132,741  $152,329  $157,412  $173,793  $171,087   $4,462    $6,155    $6,704    $6,432    $4,771
         3,820     4,553     5,363     6,123     6,574      411       541       619       610       489
      $  34.75  $  33.45  $  29.36  $  28.39  $  26.03   $10.86    $11.37    $10.83    $10.55    $ 9.77
          3.9%     13.9%      3.4%      9.1%     26.5%    (4.4%)     4.9%      2.7%      8.0%     39.9%
          1.5%      0.5%      1.1%      1.5%      1.3%       --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                        MAINSTAY VP
                                                      TOTAL RETURN--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $65,985   $76,269   $85,369  $102,017  $113,786
Units Outstanding..................     2,532     3,104     3,755     4,717     5,524
Variable Accumulation Unit Value...   $ 26.08   $ 24.57   $ 22.74  $  21.63  $  20.60
Total Return.......................      6.1%      8.1%      5.1%      5.0%     18.1%
Investment Income Ratio............      2.1%      0.6%      1.4%      1.6%      1.8%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $75,472   $84,654   $97,302  $112,661  $121,853
Units Outstanding..................     2,895     3,445     4,280     5,209     5,915
Variable Accumulation Unit Value...   $ 26.08   $ 24.57   $ 22.74  $  21.63  $  20.60
Total Return.......................      6.1%      8.1%      5.1%      5.0%     18.1%
Investment Income Ratio............      2.2%      0.6%      1.4%      1.6%      1.9%






                                                        CVS CALVERT
                                                          SOCIAL
                                                         BALANCED
                                                         PORTFOLIO
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $1,835    $2,246    $2,592    $3,204    $3,387
Units Outstanding..................       87       108       134       172       195
Variable Accumulation Unit Value...   $21.12    $20.82    $19.40    $18.60    $17.40
Total Return.......................     1.4%      7.4%      4.3%      6.9%     17.8%
Investment Income Ratio............     2.2%      2.1%      1.7%      1.6%      2.2%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $4,528    $5,279    $5,329    $5,584    $5,280
Units Outstanding..................      214       253       274       300       303
Variable Accumulation Unit Value...   $21.15    $20.85    $19.42    $18.62    $17.42
Total Return.......................     1.4%      7.4%      4.3%      6.9%     17.8%
Investment Income Ratio............     2.2%      2.3%      1.8%      1.7%      2.0%






                                                        FIDELITY(R)
                                                            VIP
                                                      CONTRAFUND(R)--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $54,736   $55,525   $56,939   $52,630   $47,782
Units Outstanding..................     1,758     2,074     2,341     2,497     2,584
Variable Accumulation Unit Value...   $ 31.14   $ 26.82   $ 24.33   $ 21.07   $ 18.49
Total Return.......................     16.1%     10.3%     15.4%     14.0%     26.8%
Investment Income Ratio............      0.9%      1.3%      0.3%      0.3%      0.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $86,830   $85,742   $84,852   $73,367   $65,135
Units Outstanding..................     2,842     3,259     3,556     3,549     3,592
Variable Accumulation Unit Value...   $ 30.54   $ 26.31   $ 23.86   $ 20.67   $ 18.13
Total Return.......................     16.1%     10.3%     15.4%     14.0%     26.8%
Investment Income Ratio............      0.9%      1.3%      0.3%      0.3%      0.5%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------


                                                                              ALGER
                                                                            AMERICAN
                         MAINSTAY VP                                          SMALL
                           VALUE--                                      CAPITALIZATION--
                        INITIAL CLASS                                    CLASS O SHARES
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $36,488   $44,464   $45,425   $51,220   $52,162   $10,043   $10,671   $10,101   $ 9,890   $ 9,788
         1,436     1,765     2,116     2,500     2,796       635       781       880       990     1,127
       $ 25.43   $ 25.21   $ 21.49   $ 20.49   $ 18.65   $ 15.81   $ 13.66   $ 11.53   $  9.99   $  8.68
          0.9%     17.3%      4.9%      9.8%     25.7%     15.7%     18.5%     15.4%     15.1%     40.5%
          1.5%      0.4%      1.1%      1.1%      1.5%        --        --        --        --        --


       $47,047   $54,881   $54,597   $58,043   $56,255   $15,050   $15,455   $13,917   $12,222   $10,742
         1,847     2,172     2,533     2,825     3,007       956     1,132     1,207     1,223     1,237
       $ 25.50   $ 25.28   $ 21.55   $ 20.55   $ 18.71   $ 15.80   $ 13.66   $ 11.53   $  9.99   $  8.68
          0.9%     17.3%      4.9%      9.8%     25.7%     15.7%     18.5%     15.4%     15.1%     40.5%
          1.5%      0.4%      1.2%      1.1%      1.6%        --        --        --        --        --





                     COLUMBIA
                     SMALL CAP                                   DREYFUS IP
                    VALUE FUND,                                  TECHNOLOGY
                 VARIABLE SERIES--                                GROWTH--
                      CLASS B                                  INITIAL SHARES
      --------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------


       $1,717    $2,186    $1,127    $  140    $1,145    $1,017    $1,281    $1,707    $1,938
          138       169       102        13       108       109       141       192       216
       $12.47    $12.97    $11.01    $10.57    $10.61    $ 9.37    $ 9.10    $ 8.88    $ 8.95
        (3.8%)    17.8%      4.1%      5.7%     13.2%      3.0%      2.4%     (0.8%)    49.0%
         0.3%      0.4%        --      0.5%        --        --        --        --        --


       $2,216    $2,587    $1,630    $   23    $2,290    $2,222    $2,100    $2,470    $2,579
          178       199       148         2       223       245       238       287       297
       $12.47    $12.97    $11.01    $10.57    $10.29    $ 9.09    $ 8.83    $ 8.62    $ 8.69
        (3.8%)    17.8%      4.1%      5.7%     13.2%      3.0%      2.4%     (0.8%)    49.0%
         0.3%      0.4%        --      0.6%        --        --        --        --        --







                       FIDELITY(R) VIP                                   FIDELITY(R) VIP
                       EQUITY-INCOME--                                      MID CAP--
                        INITIAL CLASS                                    SERVICE CLASS 2
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $22,752   $26,913   $25,988   $27,140   $25,421   $ 8,967   $ 8,918   $ 8,083   $4,269    $  431
         1,018     1,207     1,382     1,509     1,556       441       499       501      309        38
       $ 22.35   $ 22.30   $ 18.80   $ 17.99   $ 16.34   $ 20.35   $ 17.87   $ 16.11   $13.83    $11.24
          0.2%     18.6%      4.5%     10.1%     28.7%     13.8%     10.9%     16.5%    23.0%     12.4%
          1.7%      3.3%      1.7%      1.5%      1.9%      0.5%      0.2%        --       --        --


       $30,288   $33,816   $31,688   $30,977   $27,839   $15,309   $14,735   $11,499   $5,080    $  338
         1,365     1,526     1,698     1,735     1,716       740       811       702      361        30
       $ 22.19   $ 22.14   $ 18.66   $ 17.86   $ 16.22   $ 20.70   $ 18.18   $ 16.39   $14.07    $11.43
          0.2%     18.6%      4.5%     10.1%     28.7%     13.8%     10.9%     16.5%    23.0%     14.3%
          1.7%      3.3%      1.6%      1.5%      1.8%      0.5%      0.2%        --       --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                        JANUS ASPEN
                                                          SERIES
                                                        BALANCED--
                                                   INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $34,086   $37,742   $42,249   $49,154   $54,194
Units Outstanding..................     1,310     1,582     1,937     2,400     2,834
Variable Accumulation Unit Value...   $ 26.03   $ 23.85   $ 21.83   $ 20.48   $ 19.12
Total Return.......................      9.1%      9.3%      6.6%      7.1%     12.6%
Investment Income Ratio............      2.5%      2.1%      2.2%      2.2%      2.2%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $61,201   $65,618   $68,627   $74,451   $77,365
Units Outstanding..................     2,342     2,742     3,136     3,625     4,035
Variable Accumulation Unit Value...   $ 26.10   $ 23.92   $ 21.89   $ 20.54   $ 19.17
Total Return.......................      9.1%      9.3%      6.6%      7.1%     12.6%
Investment Income Ratio............      2.5%      2.1%      2.3%      2.2%      2.2%







                                                          MFS(R)
                                                     RESEARCH SERIES--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $1,555    $1,681    $1,886    $2,001    $1,882
Units Outstanding..................      118       143       175       197       212
Variable Accumulation Unit Value...   $13.17    $11.79    $10.81    $10.16    $ 8.89
Total Return.......................    11.7%      9.0%      6.4%     14.4%     23.1%
Investment Income Ratio............     0.7%      0.5%      0.5%      1.1%      0.7%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $2,358    $2,439    $2,952    $2,918    $2,537
Units Outstanding..................      181       210       277       291       289
Variable Accumulation Unit Value...   $13.01    $11.64    $10.67    $10.03    $ 8.77
Total Return.......................    11.7%      9.0%      6.4%     14.4%     23.1%
Investment Income Ratio............     0.7%      0.5%      0.5%      1.1%      0.7%






                                                       T. ROWE PRICE
                                                          EQUITY
                                                          INCOME
                                                         PORTFOLIO
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $15,721   $17,858   $17,014   $15,968   $12,398
Units Outstanding..................       917     1,062     1,186     1,143     1,007
Variable Accumulation Unit Value...   $ 17.16   $ 16.83   $ 14.33   $ 13.97   $ 12.32
Total Return.......................      1.9%     17.4%      2.6%     13.4%     23.9%
Investment Income Ratio............      1.7%      1.6%      1.6%      1.6%      1.7%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $23,936   $25,397   $22,498   $19,083   $12,581
Units Outstanding..................     1,385     1,502     1,557     1,355     1,014
Variable Accumulation Unit Value...   $ 17.29   $ 16.96   $ 14.44   $ 14.08   $ 12.41
Total Return.......................      1.9%     17.4%      2.6%     13.4%     23.9%
Investment Income Ratio............      1.7%      1.6%      1.6%      1.7%      1.8%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------


                         JANUS ASPEN                                         MFS(R)
                           SERIES                                           INVESTORS
                          WORLDWIDE                                           TRUST
                          GROWTH--                                          SERIES--
                    INSTITUTIONAL SHARES                                  INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $26,284   $28,916   $32,111   $40,513   $48,340   $1,101    $1,221    $1,322    $1,441    $1,479
         1,301     1,550     2,010     2,646     3,265       92       111       135       155       175
       $ 20.20   $ 18.67   $ 16.00   $ 15.31   $ 14.80   $11.95    $10.98    $ 9.84    $ 9.29    $ 8.45
          8.2%     16.7%      4.5%      3.4%     22.4%     8.8%     11.5%      5.9%      9.9%     20.6%
          0.7%      1.7%      1.3%      1.0%      1.1%     0.8%      0.5%      0.6%      0.6%      0.6%


       $40,184   $44,352   $45,417   $53,467   $58,703   $1,572    $1,838    $1,967    $1,977    $1,899
         1,986     2,371     2,835     3,485     3,957      128       163       194       207       219
       $ 20.24   $ 18.71   $ 16.03   $ 15.34   $ 14.83   $12.28    $11.28    $10.12    $ 9.55    $ 8.69
          8.2%     16.7%      4.5%      3.4%     22.4%     8.8%     11.5%      5.9%      9.9%     20.6%
          0.7%      1.7%      1.3%      1.0%      1.1%     0.8%      0.5%      0.6%      0.6%      0.7%




                                                             NEUBERGER                            ROYCE
                                                            BERMAN AMT                          MICRO-CAP
                      MFS(R)                                  MID-CAP                          PORTFOLIO--
                UTILITIES SERIES--                      GROWTH PORTFOLIO--                     INVESTMENT
                   SERVICE CLASS                              CLASS S                             CLASS
      --------------------------------------  --------------------------------------  ----------------------------
        2007      2006      2005      2004      2007      2006      2005      2004      2007      2006      2005
      ------------------------------------------------------------------------------------------------------------


       $22,592   $14,051   $ 9,538   $1,794    $1,214    $  604    $  525    $  210    $2,403    $1,778    $  312
           959       752       653      143        68        41        40        18       164       122        26
       $ 23.53   $ 18.69   $ 14.46   $12.57    $17.95    $14.88    $13.17    $11.76    $14.73    $14.35    $12.01
         25.9%     29.3%     15.1%    25.7%     20.6%     13.0%     12.0%     17.6%      2.6%     19.5%     20.1%
          0.7%      1.8%      0.4%       --        --        --        --        --      1.6%      0.3%      1.9%


       $31,995   $20,973   $13,230   $2,143    $1,241    $  853    $  576    $  248    $2,783    $2,429    $  311
         1,323     1,089       895      166        72        60        46        22       189       169        26
       $ 24.16   $ 19.19   $ 14.85   $12.90    $17.11    $14.19    $12.56    $11.22    $14.76    $14.38    $12.04
         25.9%     29.3%     15.1%    29.0%     20.6%     13.0%     12.0%     12.2%      2.6%     19.5%     20.4%
          0.8%      1.8%      0.4%       --        --        --        --        --      1.5%      0.3%      1.9%

                  ROYCE
                SMALL-CAP
               PORTFOLIO--
               INVESTMENT
                  CLASS
      ----------------------------
        2007      2006      2005
      ----------------------------

       $1,378    $1,391    $  528
          118       117        50
       $11.66    $12.07    $10.59
        (3.4%)    14.0%      5.9%
           --      0.1%        --

       $1,761    $1,709    $  684
          142       133        61
       $12.38    $12.82    $11.24
        (3.4%)    14.0%     12.4%
           --      0.1%        --





                                                                           VAN KAMPEN
                           VAN ECK                                             UIF
                          WORLDWIDE                                     EMERGING MARKETS
                            HARD                                            EQUITY--
                           ASSETS                                            CLASS I
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $18,894   $12,608   $ 7,976   $2,394    $1,288    $17,364   $12,850   $ 9,133   $5,991    $5,895
           475       455       354      159       105        551       565       547      472       564
       $ 39.72   $ 27.68   $ 22.53   $15.05    $12.30    $ 31.50   $ 22.72   $ 16.79   $12.70    $10.45
         43.5%     22.9%     49.7%    22.4%     43.2%      38.6%     35.4%     32.1%    21.5%     47.7%
          0.1%      0.1%      0.2%     0.3%      0.5%       0.4%      0.8%      0.4%     0.7%        --


       $24,113   $16,570   $10,967   $3,242    $1,550    $22,759   $17,308   $11,994   $8,335    $6,767
           597       589       483      212       124        716       756       709      651       642
       $ 40.34   $ 28.12   $ 22.88   $15.28    $12.49    $ 31.74   $ 22.90   $ 16.91   $12.80    $10.53
         43.5%     22.9%     49.7%    22.4%     43.2%      38.6%     35.4%     32.1%    21.5%     47.7%
          0.1%      0.1%      0.2%     0.3%      0.4%       0.4%      0.8%      0.4%     0.7%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                   VICTORY VIF
                                                   DIVERSIFIED
                                                     STOCK--
                                                     CLASS A
                                                     SHARES
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $1,230    $1,178    $  738    $  233
Units Outstanding..................       87        91        64        22
Variable Accumulation Unit Value...   $14.09    $12.98    $11.57    $10.78
Total Return.......................     8.5%     12.2%      7.3%      7.8%
Investment Income Ratio............     0.7%      0.3%      0.1%      1.3%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $1,588    $1,446    $1,236    $  267
Units Outstanding..................      110       108       104        24
Variable Accumulation Unit Value...   $14.48    $13.34    $11.89    $11.07
Total Return.......................     8.5%     12.2%      7.3%     10.7%
Investment Income Ratio............     0.6%      0.3%      0.1%      1.4%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Accounts I and II Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-I and the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-II as of December 31, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the funds, provide a reasonable basis for our opinion.

(-s- Pricewaterhouse Cooper LLP)

PricewaterhouseCoopers LLP
New York, New York
February 14, 2008